UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: DECEMBER 31, 2016

Item 1. Reports to Stockholders

 The Annual Report to Shareholders follows

First Investors Funds

Tax Exempt Income Fund

Tax Exempt Opportunities Fund

Single State Tax Exempt Funds

■ California
■ Connecticut
■ Massachusetts
■ Michigan
■ Minnesota
■ New Jersey
■ New York
■ North Carolina
■ Ohio
■ Oregon
■ Pennsylvania
■ Virginia

Annual Report	December 31, 2016

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the portfolio managers’ letter reflect those views of the President of Foresters Investment Management Company, Inc. and the Co-Portfolio Manager of the Tax Exempt Funds through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Portfolio Managers’ Letter

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

FIRS INVESTORS SINGLE STATE TAX EXEMPT FUNDS

California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,

New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2016. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, as well as state income tax in the case of the single state Funds.

Market and Economic Overview

The majority of equity and fixed income markets around the world generated positive returns during the year ended December 31, 2016. However, the trajectory of these returns was very uneven as market sentiment changed several times during the year. U.S. economic growth was also uneven, continuing the post-recession trend of subdued but positive growth.

The year began with a 10% correction in the stock market and a rally in the bond market as weakness in the Chinese economy and stock market, first quarter U.S. growth of only 0.8%, and falling commodity prices created recession and deflation fears. Markets stabilized and the stock market recovered through the summer until Brexit—Great Britain’s unexpected decision to leave the European Union. Stock prices fell, but quickly stabilized as central banks made clear that they would do whatever was necessary to stabilize economic growth. Reacting to very accommodative monetary policy, interest rates fell to historical lows across developed country bond markets. A pickup in U.S. growth in the third quarter to 3.5%, the best quarterly rate in two years, pushed interest rates somewhat higher, while stock prices traded in a range. Following Donald Trump’s unexpected victory in the U.S. Presidential election, the stock market rallied and interest rates increased sharply as markets focused on Trump’s pro-growth agenda. The Federal Reserve (“the Fed”) rate increase in December, the only hike in 2016, had no impact on the markets. Notably, the Fed cited improving labor market indicators as a reason for raising interest rates as the U.S. unemployment rate fell to levels preceding the Great Recession.

Divergence in monetary policies and market expectations of central bank actions was a dominant factor affecting markets throughout the review period. While the Fed tightened its monetary policy, major international central banks continued easing their monetary policies. In particular, the European Central Bank cut its deposit rate to a negative 0.4% rate, expanded its bond-buying program to include corporate bonds, and extended its bond-buying stimulus program by nine months. These moves contributed to the decline in interest rates globally. Yields for many international bonds fell into negative territory, which resulted in higher demand from overseas investors for positive yielding U.S. fixed income and strengthened the U.S. dollar.

Portfolio Managers’ Letter (continued)

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

FIRS INVESTORS SINGLE STATE TAX EXEMPT FUNDS

California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,

New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

The Bond Market

The broad U.S. bond market returned 2.61% for the year, according to the Bank of America Merrill Lynch U.S. Broad Market Index, notably higher than the 0.60% return delivered in 2015. The benchmark 10-year Treasury note interest rate began the year at 2.27%, fell to an all-time low of 1.36% in July, rose as high as 2.60% following the U.S. election, and closed the year at 2.45%. The two-year Treasury note interest rate moved higher in anticipation of the Fed rate hike, ending the year at 1.19% versus 2015’s closing level of 1.05%. Bond prices move in the opposite direction of interest rates.

The U.S. Treasury market returned 1.14% for the year. The market returned 5.66% during the first half of the year, but lost 3.96% during the fourth quarter selloff.

Investment grade corporate bonds ended the year up 5.96%. The market returned 9.42% between January and August, as many overseas fixed income investors turned to U.S. markets due to low global interest rates. In addition, investment grade corporate bonds benefited from corporate bond buying programs from both the Bank of England and the European Central Bank.

Mortgage-backed bonds returned 1.67%. The sector was buoyed by its additional yield compared to Treasury securities but higher interest rates and prepayments resulted in negative returns on a price basis.

The high yield bond market was the strongest fixed income sector in 2016, returning 17.34%. The sector attracted domestic and overseas investors searching for income. High yield bonds benefited from the rebound in the Energy sector, which comprises the largest sector of the market. The lowest rated high yield bonds (CCC-rated) had the best performance, gaining 37.46%.

Municipal bonds were the weakest fixed income sector in 2016, returning 0.44% for the year. Despite elevated issuance, municipal bonds returned 4.59% between January and August, supported by strong demand. However, this gain was reversed due to record supply in September and October, and—following the elections—concern about lower tax rates under the Trump presidency.

There was wide dispersion among individual international fixed income market returns, depending on their sovereign bond markets and currencies. Overall, international fixed income as measured by the Citi World Government ex U.S. Bond Index was up 1.81%. Although the Index returned 13.50% during the first half of the year, it lost 10.84% during the fourth quarter, as the U.S. dollar rallied strongly in the aftermath of Trump’s victory and interest rates, in general, rose.

Fund Performance and Performance Attribution

The table below sets forth the total return performance for 2016 of each Fund on a net asset value basis (“NAV”). Total return takes into account not only dividends and distributions paid for the year, but also the change in each Fund’s NAV that occurred during the year.

Fund	Class A Total Return	Class B Total Return	Advisor Class Total Return	Institutional Class Total Return
Tax Exempt Income Fund	0.14%	-0.58%	0.50%	-0.13%
Tax Exempt Opportunities Fund	0.13%	-0.62%	0.23%	0.41%
California Tax Exempt Fund	-0.06%	-1.24%	0.28%	0.20%
Connecticut Tax Exempt Fund	0.12%	-0.60%	0.39%	0.46%
Massachusetts Tax Exempt Fund	-0.14%	-0.81%	0.19%	0.19%
Michigan Tax Exempt Fund	0.44%	-0.33%	0.68%	0.68%
Minnesota Tax Exempt Fund	0.11%	-0.59%	0.40%	0.48%
New Jersey Tax Exempt Fund	0.61%	-0.10%	0.93%	0.97%
New York Tax Exempt Fund	0.22%	-0.47%	0.51%	0.44%
North Carolina Tax Exempt Fund	-0.20%	-0.98%	0.18%	0.10%
Ohio Tax Exempt Fund	0.28%	-0.68%	0.21%	0.46%
Oregon Tax Exempt Fund	0.03%	-0.64%	0.42%	0.36%
Pennsylvania Tax Exempt Fund	0.67%	-0.10%	0.92%	0.92%
Virginia Tax Exempt Fund	-0.24%	-1.46%	-0.18%	0.05%

The municipal bond market returned +0.44% in 2016, according to Bank of America Merrill Lynch. 2016 was a tale of two distinct municipal bond markets. Municipal performance in the first half of the year was strong as municipal rates fell in concert with Treasury rates on a bleak domestic economic outlook, low oil prices and concerns over Chinese economic growth. The municipal market also benefited from a record amount of investment into municipal bond mutual funds. Strong demand for the product both domestically and from foreign investors helped propel performance to +4.41% in the first half of 2016. Stronger domestic economic data raised the specter of inflation to start the second half of the year and the surprise victory of Donald Trump gave Republicans full control of policy. The market viewed these as favorable for the economy and for equities, and unfavorable for bonds. Treasuries and municipals sold off considerably in the second half. Most of the gains achieved during the first half of the year were lost.

Returns varied among maturities and credit ratings in the municipal bond market. Municipal bond rates rose and the yield curve flattened in 2016. As a result, short maturities

Portfolio Managers’ Letter (continued)

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

FIRS INVESTORS SINGLE STATE TAX EXEMPT FUNDS

California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,

New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

underperformed longer bonds. Bonds maturing in 5-7 years returned -0.52%, whereas 22+ year maturities returned +0.98%. Municipal High Yield bonds (those rated lower than BBB) led the market with a return of +6.27%. In contrast, AAA-rated bonds in the Index returned +0.03%.

The returns of the First Investors Tax Exempt Funds were generally in line with their benchmark, the Bank of America Merrill Lynch U.S. Municipal Securities Index, after adjusting for expenses. The Funds’ performance relative to the benchmark generally benefited from the increase in interest rates during the second half of the year. The Funds with shorter duration (duration is a measurement of interest rate risk), such as the Michigan and New Jersey Funds, generally had higher returns, while Funds with exposure to longer durations, such as the Virginia Fund, generally had lower returns. The strong performance of the Pennsylvania Fund reflected the higher returns of Pennsylvania bonds in general, compared to the broad market.

In addition to their total return, the Funds provided a high level of tax-exempt income to shareholders. Management of the Funds focused on maintaining each Fund’s yield to the extent possible. The Funds generally remained fully invested throughout the review period in order to provide as high a level of tax-exempt income as possible, particularly given the minimal returns on cash investments.

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Co-Portfolio Manager and
President,
Foresters Investment Management Company, Inc.

Patrick Tucci
Co-Portfolio Manager

January 31, 2017

Understanding Your Fund’s Expenses (unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2016, and held for the entire six-month period ended December 31, 2016. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses (unaudited)

TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	0.95%
Actual		$1,000.00	$ 974.04	$4.71
Hypothetical**		$1,000.00	$ 1,020.36	$4.82
Class B Shares	1.71%
Actual		$1,000.00	$ 970.44	$8.47
Hypothetical**		$1,000.00	$ 1,016.54	$8.67
Advisor Class Shares	0.65%
Actual		$1,000.00	$ 976.30	$3.23
Hypothetical**		$1,000.00	$ 1,021.87	$3.30
Institutional Class Shares	0.63%
Actual		$1,000.00	$ 969.25	$3.12
Hypothetical**		$1,000.00	$ 1,021.97	$3.20

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

TAX EXEMPT INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.14%	(0.58%)	0.50%	(0.13%)	0.44%
Five Years	3.02%	2.27%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.85%	3.26%	1.61%	1.48%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.60%)	(4.42%)	0.50%	(0.13%)
Five Years	1.81%	1.92%	N/A	N/A
Ten Years or Since Inception**	3.24%	3.26%	1.61%	1.48%
S.E.C 30-Day Yield***	1.48%	0.79%	1.88%	1.82%

The graph compares a $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

TAX EXEMPT INCOME FUND

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.65%), 1.76% and 3.20%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.43%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.47%), 1.88% and 3.22%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.75%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.45% and 1.56%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.83%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been (0.18%) and 1.43%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.78%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

TAX EXEMPT INCOME FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.5%
		Alabama—.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2018 (a)	$5,226,350
		Alaska—.6%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,544,384
		Arizona—3.6%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2018 (a)	5,246,750
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,411,909
5,000	M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038	5,797,700
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. 5% 1/1/2018 (a)	5,197,000
			23,653,359
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2019 (a)	5,443,300
		California—6.0%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,407,900
		California State General Obligation:
5,000	M	5.25% 9/1/2030	5,846,350
5,000	M	5% 11/1/2030	5,757,100
10,000	M	5% 9/1/2035	11,567,500
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2018 (a)	5,297,600
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,303,150
			39,179,600
		Colorado—.8%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,240,100
		District of Columbia—3.5%
		District of Columbia General Obligation:
5,000	M	6% 6/1/2021	5,882,750
5,000	M	5% 6/1/2035	5,838,350
5,000	M	5% 6/1/2036	5,824,350

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2016

Principal Amount		Security	Value
		District of Columbia (continued)
$5,000	M	District of Columbia Rev. 5.5% 8/15/2017 (a)	$5,141,950
			22,687,400
		Florida—10.9%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,470,050
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)	5,467,950
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	5,851,065
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)	5,537,200
4,305	M	Lee County Airport Rev. 5% 10/1/2033	4,832,879
5,000	M	Manatee County School Board COP 5.625% 7/1/2031	5,603,850
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,402,800
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,422,250
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,416,250
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,275,950
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,337,000
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,516,100
		Port Saint Lucie Utility Revenue:
4,525	M	5% 9/1/2018 (a)	4,807,224
475	M	5% 9/1/2029	499,529
			70,440,097
		Georgia—4.8%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	5,565,000
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019	10,016,049
5,000	M	5.25% 11/1/2034	5,464,500
5,000	M	5% 11/1/2035	5,728,550
4,235	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031	4,431,419
			31,205,518

Principal Amount		Security	Value
		Illinois—7.4%
$20,000	M	Chicago Board of Education Lease Certificates: 6% 1/1/2020	$21,127,800
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)	5,910,000
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 4/14/2018 (a)	5,263,650
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033	5,261,700
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2030	7,743,680
2,585	M	Regional Transportation Auth. 7.75% 6/1/2019	2,811,188
			48,118,018
		Indiana—3.3%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)	7,865,728
3,000	M	Indiana State Hlth. & Edl. Fac. Fing. Auth. 5% 11/15/2046	3,335,790
1,060	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029	1,097,789
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	8,808,725
			21,108,032
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,215,600
		Louisiana—1.0%
8,230	M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,483,265
		Maine—.4%
2,105	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	2,246,182
		Massachusetts—2.9%
2,225	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	2,348,065
5,000	M	Massachusetts St. GO 5% 7/1/2037	5,741,550
5,000	M	Massachusetts St. Health & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,359,400
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 7.2% 4/13/2017 (b)	5,390,793
			18,839,808

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2016

Principal Amount		Security	Value
		Michigan—6.1%
		Detroit Sewer Disp. Sys. Revenue:
$4,970	M	7.5% 7/1/2019 (a)	$5,685,282
30	M	7.5% 7/1/2033	33,812
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)	5,566,850
10,000	M	Michigan State Grant Antic. Bonds 5.25% 9/15/2017 (a)	10,306,000
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,454,750
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,576,355
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	6,907,194
			39,530,243
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)	5,395,200
		Montana—.2%
1,090	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	1,116,563
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,375,950
		New Jersey—3.4%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,637,400
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,396,950
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030	5,655,400
5,000	M	5% 1/1/2043	5,471,900
			22,161,650
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	5,230,700

Principal Amount		Security	Value
		New York—13.9%
		New York City General Obligation:
$5,000	M	5% 12/1/2033	$5,824,350
5,000	M	5% 12/1/2041	5,723,050
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	26,012,580
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5% 11/1/2038	8,336,175
5,000	M	5% 8/1/2042	5,644,900
3,950	M	Cornell University 5% 7/1/2040	4,316,046
10,000	M	New York University 5.75% 7/1/2027	12,188,000
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035	5,672,050
5,000	M	5% 2/15/2037	5,649,000
2,565	M	State University 5.875% 5/15/2017	2,611,632
7,780	M	Tender Option Bond Trust Receipts 7.31% 8/15/2027 (b)	8,180,203
			90,157,986
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	5,327,900
		Ohio—2.6%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,412,850
2,890	M	Jefferson County GO 5.75% 12/1/2019	3,102,791
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,362,300
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
980	M	6.125% 9/1/2028	1,011,625
1,920	M	5.85% 9/1/2033	2,014,752
			16,904,318
		Pennsylvania—2.8%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,542,850
6,000	M	Pennsylvania State Turnpike Commission 5% 12/1/2043	6,641,880

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2016

Principal Amount		Security	Value
		Pennsylvania (continued)
$5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	$5,660,150
			17,844,880
		Rhode Island—1.2%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,501,830
		South Carolina—1.7%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,664,100
5,000	M	South Carolina State Pub. Svc. Auth. Rev. 5.25% 12/1/2055	5,500,300
			11,164,400
		Texas—8.1%
5,000	M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029	5,028,700
		Hitchcock Independent School District General Obligation:
4,385	M	5.25% 2/15/2018 (a)	4,589,122
615	M	5.25% 2/15/2030	640,295
		Houston Utilities System Revenue:
4,730	M	5.125% 5/15/2019 (a)	5,127,225
270	M	5.125% 11/15/2032	290,080
5,000	M	Houston Utilities Systems Wtr. & Swr. Rev. 5% 11/15/2027	5,159,600
5,000	M	JP Morgan Chase Putters 7.33% 2/1/2030 (b)	5,762,150
5,000	M	Medina Valley Indpt. School District GO ROLS 7.33% 10/26/2016 (b)	5,052,700
		North Texas Tollway Auth. Revenue:
9,300	M	5.125% 1/1/2018 (a)	9,673,209
700	M	5.125% 1/1/2028	721,679
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,434,800
5,000	M	Waco Independent School District GO 5.25% 8/15/2017 (a)	5,135,750
			52,615,310
		Washington—3.8%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045	5,675,400

Principal Amount		Security	Value
		Washington (continued)
		Washington State Health Care Facs. Auth. Revenue:
$5,000	M	Catholic Health Initiatives 6.375% 10/1/2033	$5,359,500
7,000	M	Providence Health 5.25% 10/1/2033	7,411,250
5,500	M	Washington State ROLS 5.36% 9/1/2017 (b)	5,932,300
			24,378,450
		Virginia—.9%
5,000	M	Fairfax County GO 5% 10/1/2033	5,926,800
		West Virginia—.8%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2018 (a)	4,852,845
		Wisconsin—4.2%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	14,410,320
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033	7,491,373
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041	5,519,450
			27,421,143
Total Value of Municipal Bonds (cost $605,873,148)			651,537,181

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2016

Principal Amount		Security		Value
		SHORT-TERM TAX EXEMPT INVESTMENTS—.2%
$1,500	M	Massachusetts State Health & Edl. Facs. Auth.
		Adjustable Rate Note .59% (c) (cost $1,500,000)		$1,500,000
Total Value of Municipal Investments (cost $607,373,148)			100.7%	653,037,181
Excess of Liabilities Over Other Assets			(.7)	(4,323,293)
Net Assets			100.0%	$648,713,888

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2016.

(c)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2016.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

See notes to financial statements

Fund Expenses (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	0.98%
Actual		$1,000.00	$ 966.09	$4.84
Hypothetical**		$1,000.00	$ 1,020.21	$4.98
Class B Shares	1.71%
Actual		$1,000.00	$ 961.99	$8.43
Hypothetical**		$1,000.00	$ 1,016.54	$8.67
Advisor Class Shares	0.83%
Actual		$1,000.00	$ 966.60	$4.10
Hypothetical**		$1,000.00	$ 1,020.97	$4.22
Institutional Class Shares	0.70%
Actual		$1,000.00	$ 967.30	$3.46
Hypothetical**		$1,000.00	$ 1,021.62	$3.56

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.13%	(0.62%)	0.23%	0.41%	0.44%
Five Years	3.55%	2.80%	N/A	N/A	3.53%
Ten Years or Since Inception**	4.48%	3.88%	1.80%	1.92%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.63%)	(4.49%)	0.23%	0.41%
Five Years	2.33%	2.43%	N/A	N/A
Ten Years or Since Inception**	3.86%	3.88%	1.80%	1.92%
S.E.C 30-Day Yield***	1.25%	0.58%	1.50%	1.60%

The graph compares a $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.68%), 2.28% and 3.81%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.20%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.54%), 2.40% and 3.83%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.53%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.18% and 1.74%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.45%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.36% and 1.87%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.55%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.9%
		Alabama—1.0%
$2,500	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$2,769,750
		Alaska—1.2%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)	3,352,710
		Arizona—3.2%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2018 (a)	1,340,262
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,282,900
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)	2,166,020
			8,789,182
		California—7.5%
1,100	M	Alhambra Unified School District GO 5.25% 8/1/2019 (a)	1,207,228
		California State General Obligation:
3,365	M	5% 9/1/2032	3,953,908
5,000	M	5% 9/1/2034	5,806,400
2,000	M	5% 9/1/2036	2,304,480
5,000	M	5% 4/1/2037	5,596,300
1,600	M	San Diego County Water Auth. Rev. 5% 5/1/2038	1,851,760
			20,720,076
		Connecticut—2.4%
5,000	M	Connecticut State Special Tax Rev. 5% 9/1/2033	5,711,900
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,041,600
			6,753,500
		District of Columbia—1.2%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,244,410
		Florida—8.2%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,782,050

Principal Amount		Security	Value
		Florida (continued)
		Broward County School Board Certificates of Participation:
$1,000	M	5.125% 7/1/2019 (a)	$1,090,270
1,000	M	5.25% 7/1/2019 (a)	1,093,330
		Florida State Municipal Power Agy. Revenue:
4,250	M	5% 10/1/2018 (a)	4,523,445
750	M	5% 10/1/2028	792,413
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,780,258
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2020 (a)	5,562,400
			22,624,166
		Georgia—6.3%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,565,000
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2019 (a)	3,845,638
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,827,500
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,584,705
1,440	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,506,787
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2038	2,132,640
			17,462,270
		Hawaii—1.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,723,075
		Idaho—.8%
2,000	M	Idaho Health Facs. Auth. Rev. 5% 12/1/2033	2,236,840
		Illinois—6.2%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2018 (a)	5,194,950
5,000	M	6.5% 1/1/2021 (a)	5,910,000
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,751,075
2,000	M	Illinois State GO 5.5% 7/1/2027	2,068,960
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,250,380
			17,175,365

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2016

Principal Amount		Security	Value
		Indiana—1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
$2,500	M	5.25% 7/15/2018 (a)	$2,655,550
		Louisiana—3.1%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2018 (a)	1,604,010
3,000	M	Louisiana State GO 5% 9/1/2020 (a)	3,354,030
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,082,670
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,575,373
			8,616,083
		Massachusetts—2.0%
5,000	M	Massachusetts State GO 5% 8/1/2035	5,595,300
		Michigan—5.4%
5,000	M	Holland Elec. Rev. 5% 7/1/2039	5,559,650
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,647,600
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,103,220
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	2,667,175
			14,977,645
		Mississippi—3.5%
3,000	M	Jackson County Util. Auth. Wtr. & Wstwtr. Treatment Rev. 5% 9/1/2040	3,303,210
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,862,213
2,000	M	5.625% 7/1/2039	2,159,340
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,256,120
			9,580,883
		Missouri—2.7%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028	1,059,230
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034	4,268,280
1,000	M	5% 9/1/2037	1,067,070

Principal Amount		Security	Value
		Missouri (continued)
$1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 1/15/2017 (a)	$1,002,010
			7,396,590
		New Jersey—3.9%
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038	4,209,640
6,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	6,583,920
			10,793,560
		New York—11.7%
3,000	M	Long Island Power Auth. Rev. 5% 9/1/2041	3,358,470
4,050	M	Nassau County GO 5% 4/1/2031	4,440,096
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037	5,673,550
7,000	M	5% 11/1/2038	7,780,430
		New York State Dormitory Auth. Revenue:
5,000	M	Columbia University 5% 10/1/2041	5,564,750
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	5,682,600
			32,499,896
		North Carolina—1.2%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,194,760
		Ohio—3.2%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)	2,154,700
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,263,913
5,000	M	University of Cincinnati 5% 6/1/2028	5,564,900
			8,983,513
		Pennsylvania—6.1%
5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	5,619,900
2,380	M	Beaver County GO 5.55% 11/15/2017 (a)	2,475,414
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2021 (a)	1,731,180

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2016

Principal Amount		Security	Value
		Pennsylvania (continued)
		Pennsylvania Turnpike Comm. Revenue:
$2,500	M	5% 12/1/2039	$2,739,250
1,000	M	5% 12/1/2044	1,092,090
2,910	M	West Mifflin Area School District GO 5.375% 10/1/2018 (a)	3,120,830
			16,778,664
		Rhode Island—2.8%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250	M	Public Schools Financing Program 5.25% 5/15/2029	3,467,295
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,525,087
2,560	M	Rhode Island State Turnpike & Bridge Auth. Rev. 5% 10/1/2040	2,852,583
			7,844,965
		South Dakota—.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)	1,591,920
		Texas—12.0%
4,725	M	Bexar County Hospital District GO 4% 2/15/2033	4,893,068
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,811,200
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,266,200
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031	5,592,500
2,250	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037	2,503,980
		North Texas Tollway Auth. Revenue:
2,000	M	5% 9/1/2031	2,227,400
5,000	M	5% 1/1/2040	5,534,000
1,250	M	Parker County GO 5% 2/15/2019 (a)	1,346,413
			33,174,761
		Utah—.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030	1,468,701

Principal Amount		Security		Value
		Virginia—.3%
$745	M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037		$853,412
		Washington—1.9%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,293,750
Total Value of Municipal Bonds (cost $260,283,149)			100.9%	279,151,297
Excess of Liabilities Over Other Assets			(.9)	(2,538,776)
Net Assets			100.0%	$276,612,521

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

GO	General Obligation

See notes to financial statements

Fund Expenses (unaudited)

CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	0.95%
Actual		$1,000.00	$ 960.67	$4.68
Hypothetical**		$1,000.00	$ 1,020.36	$4.82
Class B Shares	2.40%
Actual		$1,000.00	$ 953.53	$11.79
Hypothetical**		$1,000.00	$ 1,013.07	$12.14
Advisor Class Shares	0.62%
Actual		$1,000.00	$ 962.25	$3.06
Hypothetical**		$1,000.00	$ 1,022.02	$3.15
Institutional Class Shares	0.58%
Actual		$1,000.00	$ 962.25	$2.86
Hypothetical**		$1,000.00	$ 1,022.22	$2.95

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	(0.06%)	(1.24%)	0.28%	0.20%	0.44%
Five Years	3.81%	2.92%	N/A	N/A	3.53%
Ten Years or Since Inception**	4.16%	3.55%	2.28%	2.28%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.78%)	(5.08%)	0.28%	0.20%
Five Years	2.59%	2.56%	N/A	N/A
Ten Years or Since Inception**	3.55%	3.55%	2.28%	2.28%
S.E.C 30-Day Yield***	1.32%	(0.27%)	1.74%	1.71%

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

CALIFORNIA TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.88%), 2.52% and 3.47%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.23%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.18%), 2.50% and 3.47%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been (.40%). The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.18% and 2.20%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.64%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.10% and 2.19%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.62%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

CALIFORNIA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.8%
		Airport—4.0%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,105,860
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,052,710
			2,158,570
		Appropriation—2.0%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,096,310
		Education—3.1%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031	562,710
1,000	M	California State University Rev. 5% 11/1/2037	1,123,570
			1,686,280
		Electric—1.0%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	549,855
		General Obligation—19.5%
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,082,070
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,087,580
2,000	M	Los Angeles Community College 5% 8/1/2038	2,334,680
1,000	M	Los Angeles Unified School District 5% 7/1/2040	1,133,870
555	M	Natomas Unified School District 5.95% 9/1/2021	595,193
1,000	M	New Haven Unified School District 5% 8/1/2040	1,128,570
1,000	M	San Diego Community College 4% 8/1/2041	1,031,340
1,000	M	San Diego Unified School District 5% 7/1/2040	1,141,860
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,126,180
			10,661,343
		Health Care—6.1%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031	1,081,580
500	M	Stanford Hospital 5.25% 11/15/2031	558,110
1,000	M	Sutter Health 5% 8/15/2043	1,102,970

Portfolio of Investments (continued)

CALIFORNIA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		Health Care (continued)
$500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026	$563,065
			3,305,725
		Lease—3.2%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029	566,945
1,000	M	5.5% 11/1/2030	1,190,240
			1,757,185
		Other Tax—8.4%
170	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	175,229
1,000	M	Los Angeles County Metropolitan Trans. Auth. 5% 6/1/2038	1,161,250
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032	1,096,720
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,145,550
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024	1,013,040
			4,591,789
		Pre-Refunded/Escrowed-to-Maturity—28.7%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)	1,097,480
750	M	Bakersfield Wastewater Rev. 5% 9/15/2017 (a)	771,495
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)	1,092,450
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2022 (a)	1,166,620
1,000	M	5% 9/1/2023 (a)	1,183,670
1,000	M	California Statewide Communities Dev. Auth. Rev. 5.125% 7/1/2018 (a)	1,059,520
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)	1,139,290
1,000	M	Chico Unified School District 5% 8/1/2018 (a)	1,060,460
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2018 (a)	1,062,420
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)	1,169,050
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2019 (a)	1,090,480
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2018 (a)	537,485

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	San Bernardino Community College District 6.5% 8/1/2018 (a)	$1,083,810
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2018 (a)	1,055,070
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2019 (a)	1,086,680
			15,655,980
		State General Obligation—6.2%
		California State Various Purpose:
1,000	M	5% 9/1/2031	1,144,740
2,000	M	5% 4/1/2037	2,238,520
			3,383,260
		Toll & Turnpike—2.1%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032	1,132,700
		Transportation—2.1%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,132,900
		Water/Sewer—13.4%
		Los Angeles Wastewater System Revenue:
1,000	M	5% 6/1/2027	1,102,730
1,000	M	5% 6/1/2035	1,149,410
500	M	Metropolitan Water District So. Cal. 5% 7/1/2029	540,905
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029	1,077,780

Portfolio of Investments (continued)

CALIFORNIA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security		Value
		Water/Sewer (continued)
		San Diego County Water Authority Revenue:
$1,000	M	5% 5/1/2033		$1,141,940
1,000	M	5% 5/1/2038		1,157,350
1,000	M	San Francisco City & County Pub. Util. Commission 5% 11/1/2035		1,115,850
				7,285,965
Total Value of Municipal Bonds (cost $50,684,925)			99.8%	54,397,862
Other Assets, Less Liabilities			.2	120,069
Net Assets			100.0%	$54,517,931

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	0.96%
Actual		$1,000.00	$ 971.23	$4.76
Hypothetical**		$1,000.00	$ 1,020.31	$4.88
Class B Shares	1.70%
Actual		$1,000.00	$ 968.09	$8.41
Hypothetical**		$1,000.00	$ 1,016.59	$8.62
Advisor Class Shares	0.69%
Actual		$1,000.00	$ 972.70	$3.42
Hypothetical**		$1,000.00	$ 1,021.67	$3.51
Institutional Class Shares	0.66%
Actual		$1,000.00	$ 973.79	$3.27
Hypothetical**		$1,000.00	$ 1,021.82	$3.35

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

CONNECTICUT TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.12%	(0.60%)	0.39%	0.46%	0.44%
Five Years	2.66%	1.92%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.69%	3.09%	1.16%	1.53%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.64%)	(4.49%)	0.39%	0.46%
Five Years	1.45%	1.56%	N/A	N/A
Ten Years or Since Inception**	3.08%	3.09%	1.16%	1.53%
S.E.C 30-Day Yield***	0.92%	0.23%	1.24%	1.34%

The graph compares a $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.74%), 1.38% and 3.00%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.83%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.59%), 1.50% and 3.02%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.13%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.29% and 1.07%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.14%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.36% and 1.45%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.24%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

CONNECTICUT TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—96.8%
		Appropriation—11.1%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	$1,054,710
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028	1,086,730
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,779,960
			3,921,400
		Education—9.0%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041	1,097,130
1,000	M	Loomis Chafee School 5% 7/1/2030	1,043,820
1,000	M	University of Connecticut 4.75% 2/15/2029	1,057,940
			3,198,890
		Electric—1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030	553,970
		General Obligation—7.9%
		Stratford:
500	M	5% 7/1/2034 (a)	558,575
500	M	5% 7/1/2035 (a)	553,910
500	M	5% 7/1/2036 (a)	554,685
1,000	M	Waterbury 5% 12/1/2032	1,130,780
			2,797,950
		Health Care—7.1%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	535,315
		Middlesex Hospital:
350	M	5% 7/1/2026	382,056
460	M	5% 7/1/2027	500,301

Principal Amount		Security	Value
		Health Care (continued)
$1,000	M	Trinity Health Corp. 5% 12/1/2045	$1,095,900
			2,513,572
		Other Revenue—1.6%
500	M	Connecticut State Revolving Fund 5% 3/1/2034	574,690
		Other Tax—5.4%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025	1,061,880
750	M	5% 8/1/2035	841,658
			1,903,538
		Pre-Refunded/Escrowed-to-Maturity—32.7%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (b)	1,072,210
1,000	M	Quinnipiac University 5.75% 7/1/2018 (b)	1,068,340
1,000	M	Renbrook School 5% 7/1/2017 (b)	1,020,780
1,000	M	Salisbury School 5% 7/1/2018 (b)	1,057,350
1,000	M	Wesleyan University 5% 7/1/2020 (b)	1,114,280
1,000	M	Westminster School 5% 7/1/2017 (b)	1,020,780
1,000	M	William W. Backus Hospital 5% 7/1/2018 (b)	1,057,350
500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (b)	561,380
1,000	M	Connecticut State Special Tax Obligation Rev. 5% 8/1/2017 (b)	1,024,130
855	M	Hartford 5% 4/1/2021 (b)	968,202
1,500	M	New Haven 5% 3/1/2019 (b)	1,618,020
			11,582,822
		State General Obligation—3.1%
1,000	M	Connecticut State 5% 11/1/2031	1,110,040

Portfolio of Investments (continued)

CONNECTICUT TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security		Value
		Water/Sewer—17.3%
$1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		$1,150,080
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,116,570
500	M	5% 11/1/2042		562,660
		South Central Connecticut Water System Revenue:
500	M	5% 8/1/2028		592,600
300	M	5% 8/1/2039		341,346
1,000	M	5.25% 8/1/2029		1,042,900
		Stamford Water Pollution Control Sys.& Fac. Revenue:
400	M	5% 9/15/2030		468,248
750	M	5.5% 8/15/2038		871,155
				6,145,559
Total Value of Municipal Bonds (cost $32,699,190)				34,302,431
		SHORT-TERM TAX EXEMPT INVESTMENTS—1.3%
450	M	Connecticut State Health & Educational Facs.
		Adjustable Rate Note .59% (c) (cost $450,000)		450,000
Total Value of Municipal Investments (cost $33,149,190)			98.1%	34,752,431
Other Assets, Less Liabilities			1.9	688,676
Net Assets			100.0%	$35,441,107

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(c)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2016.

See notes to financial statements

Fund Expenses (unaudited)

MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	1.01%
Actual		$1,000.00	$ 966.10	$4.99
Hypothetical**		$1,000.00	$ 1,020.06	$5.13
Class B Shares	1.69%
Actual		$1,000.00	$ 962.74	$8.34
Hypothetical**		$1,000.00	$ 1,016.64	$8.57
Advisor Class Shares	0.72%
Actual		$1,000.00	$ 967.47	$3.56
Hypothetical**		$1,000.00	$ 1,021.52	$3.66
Institutional Class Shares	0.70%
Actual		$1,000.00	$ 967.47	$3.46
Hypothetical**		$1,000.00	$ 1,021.62	$3.56

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

MASSACHUSETTS TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	(0.14%)	(0.81%)	0.19%	0.19%	0.44%
Five Years	2.78%	2.06%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.73%	3.13%	1.51%	1.50%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.90%)	(4.68%)	0.19%	0.19%
Five Years	1.57%	1.71%	N/A	N/A
Ten Years or Since Inception**	3.12%	3.13%	1.51%	1.50%
S.E.C 30-Day Yield***	1.01%	0.37%	1.40%	1.35%

The graph compares a $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.00%), 1.50% and 3.01%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.92%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.77%), 1.65% and 3.03%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.26%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.10% and 1.43%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.30%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.10% and 1.42%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.24%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

MASSACHUSETTS TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.0%
		Education—22.6%
$1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035	$1,086,650
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Harvard University 5% 7/15/2033	1,190,470
1,000	M	Lesley University 5.25% 7/1/2033	1,103,650
500	M	Phillips Academy 5% 9/1/2038	570,070
365	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	383,049
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,124,720
			5,458,609
		General Obligation—5.6%
500	M	Quincy 5% 12/1/2028	549,850
		Worcester:
215	M	5.5% 8/15/2017	215,787
500	M	5% 1/15/2030	574,055
			1,339,692
		Health Care—2.3%
500	M	Massachusetts State Dev. Fin. Agy. Rev.
		(Partners Healthcare) 5% 7/1/2047	548,670
		Housing—4.4%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,072,630
		Other Tax—9.2%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,120,790
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,113,390
			2,234,180

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—33.7%
$1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)		$1,056,890
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	5.75% 9/1/2018 (a)		1,072,820
1,000	M	5.5% 11/15/2018 (a)		1,076,520
750	M	5.6% 10/1/2019 (a)		833,243
		Massachusetts State Health & Edl. Facs. Auth. Revenue:
830	M	5% 10/1/2017 (a)		855,232
1,000	M	5.375% 8/1/2018 (a)		1,066,180
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)		1,113,580
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)		1,081,060
				8,155,525
		State General Obligation—5.3%
1,000	M	Massachusetts State 5.5% 8/1/2030		1,287,610
		Toll & Turnpike—4.5%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,085,790
		Water/Sewer—10.4%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		573,025
750	M	Massachusetts Water Resources Auth. 5% 8/1/2040		864,015
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2025		1,075,880
				2,512,920
Total Value of Municipal Investments (cost $21,973,271)			98.0%	23,695,626
Other Assets, Less Liabilities			2.0	487,722
Net Assets			100.0%	$24,183,348

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	1.04%
Actual		$1,000.00	$ 974.59	$5.16
Hypothetical**		$1,000.00	$ 1,019.91	$5.28
Class B Shares	1.75%
Actual		$1,000.00	$ 971.12	$8.67
Hypothetical**		$1,000.00	$ 1,016.34	$8.87
Advisor Class Shares	0.75%
Actual		$1,000.00	$ 976.66	$3.73
Hypothetical**		$1,000.00	$ 1,021.37	$3.81
Institutional Class Shares	0.74%
Actual		$1,000.00	$ 975.72	$3.68
Hypothetical**		$1,000.00	$ 1,021.42	$3.76

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

MICHIGAN TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.44%	(0.33%)	0.68%	0.68%	0.44%
Five Years	2.92%	2.18%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.84%	3.24%	1.87%	1.71%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.31%)	(4.20%)	0.68%	0.68%
Five Years	1.71%	1.83%	N/A	N/A
Ten Years or Since Inception**	3.23%	3.24%	1.87%	1.71%
S.E.C 30-Day Yield***	1.04%	0.35%	1.42%	1.47%

The graph compares a $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

MICHIGAN TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.40%), 1.64% and 3.15%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.94%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.30%), 1.77% and 3.16%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.25%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.58% and 1.79%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.32%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.58% and 1.63%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.37%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

MICHIGAN TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.3%
		Airport—4.3%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	$822,285
		Combined Utility—2.9%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029	556,080
		Education—2.9%
500	M	Western Michigan University 5.25% 11/15/2033	566,745
		Electric—3.2%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	619,595
		General Obligation—16.4%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,057,450
1,000	M	Goodrich Area School District 5.5% 5/1/2032	1,116,860
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,012,930
			3,187,240
		Health Care—12.8%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,104,670
750	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045	816,345
500	M	Michigan St. Hosp. Fin. Auth. 5% 11/15/2046	557,335
			2,478,350
		Lease—5.6%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,090,670
		Pre-Refunded/Escrowed-to-Maturity—47.4%
500	M	Detroit Distributable State Aid 5% 3/1/2017 (a)	518,350
1,000	M	Detroit Michigan Sewer Disp. 7.5% 7/1/2019 (a)	1,143,920
1,000	M	Detroit Water Supply 5.5% 7/1/2018 (a)	1,063,230
1,000	M	Ferris State University 5% 10/1/2018 (a)	1,065,600
1,000	M	Grand Rapids Water Supply 5% 1/1/2019 (a)	1,073,320
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2019 (a)	1,095,430
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)	1,090,950
1,000	M	Michigan State 5% 11/1/2018 (a)	1,068,840

Portfolio of Investments (continued)

MICHIGAN TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		$1,085,190
				9,204,830
		Water/Sewer—2.8%
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		547,700
Total Value of Municipal Bonds (cost $17,814,570)			98.3%	19,073,495
Other Assets, Less Liabilities			1.7	336,398
Net Assets			100.0%	$19,409,893

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	1.02%
Actual		$1,000.00	$ 976.80	$5.07
Hypothetical**		$1,000.00	$ 1,020.01	$5.18
Class B Shares	1.75%
Actual		$1,000.00	$ 972.83	$8.68
Hypothetical**		$1,000.00	$ 1,016.34	$8.87
Advisor Class Shares	0.74%
Actual		$1,000.00	$ 978.23	$3.68
Hypothetical**		$1,000.00	$ 1,021.42	$3.76
Institutional Class Shares	0.75%
Actual		$1,000.00	$ 978.29	$3.73
Hypothetical**		$1,000.00	$ 1,021.37	$3.81

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

MINNESOTA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.11%	(0.59%)	0.40%	0.48%	0.44%
Five Years	2.49%	1.73%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.69%	3.09%	1.20%	1.25%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.64%)	(4.47%)	0.40%	0.48%
Five Years	1.28%	1.38%	N/A	N/A
Ten Years or Since Inception**	3.08%	3.09%	1.20%	1.25%
S.E.C 30-Day Yield***	0.94%	0.24%	1.27%	1.30%

The graph compares a $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.73%), 1.21% and 2.96%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.84%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.57%), 1.32% and 2.97%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.14%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.30% and 1.12%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.17%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.38% and 1.16%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.20%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

MINNESOTA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—102.5%
		Airport—3.9%
		Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue:
$500	M	5% 1/1/2026	$500,055
250	M	5% 1/1/2036	288,722
			788,777
		Appropriation—5.7%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,133,560
		Education—12.2%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	831,465
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028	516,440
250	M	Gustavus Adolfus College 5% 10/1/2031	266,672
500	M	Macalester College 5% 6/1/2035	547,075
250	M	University of Minnesota 5.25% 12/1/2030	281,535
			2,443,187
		Electric—10.7%
		Minnesota State Municipal Pwr. Agy. Elec. Revenue:
250	M	5.25% 10/1/2035	273,320
500	M	4% 10/1/2041	510,930
500	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2021	517,200
250	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5% 1/1/2041	278,745
500	M	Western Minnesota Municipal Pwr. Agy. 5% 1/1/2036	570,755
			2,150,950
		General Obligation—7.1%
500	M	Bemidji 5% 2/1/2028	549,105
750	M	Minneapolis Special Sch. Dist. #1, 5% 2/1/2035	869,078
			1,418,183

Principal Amount		Security	Value
		Health Care—10.6%
$465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	$501,977
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	804,833
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	822,885
			2,129,695
		Housing—4.6%
		Minnesota State Housing Finance Agency:
55	M	Multi-Family Housing 5.05% 7/1/2034	57,066
		Rental Housing Revenue:
250	M	5% 8/1/2030	262,442
300	M	5.05% 8/1/2031	320,796
220	M	5% 8/1/2033	233,798
35	M	Single-Family Housing Revenue 5.9% 7/1/2028	36,080
			910,182
		Lease—8.6%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	620,076
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031	274,755
		State Appropriation:
250	M	5% 8/1/2035	281,525
250	M	5% 8/1/2036	277,600
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029	266,950
			1,720,906
		Other Revenue—3.1%
500	M	Rochester Health Care Facs. Rev. 5% 11/15/2036	618,175
		Other Tax—4.6%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	342,288
500	M	St. Paul Port Authority 5% 3/1/2036 (a)	579,750
			922,038

Portfolio of Investments (continued)

MINNESOTA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—31.4%
$500	M	Dakota County Cmnty. Dev. Agy. 5% 7/1/2017 (b)		$509,700
700	M	Fairmont Indpt. Sch. Dist. #2752, 5% 2/1/2019 (b)		749,742
500	M	Fergus Falls Indpt. Sch. Dist. #544, 5% 1/1/2024 (b)		518,525
750	M	Kasson & Mantorville Indpt. Sch. Dist. #204, 5% 8/1/2017 (b)		767,738
500	M	Minnesota State 5% 6/1/2018 (b)		526,775
1,000	M	Minnesota State 911 Rev. 5% 6/1/2018 (b)		1,054,140
275	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2018 (b)		285,750
500	M	St. Cloud Health Care Revenue 5.375% 5/1/2019 (b)		545,640
500	M	St. Louis County 5% 12/1/2017 (b)		517,325
250	M	St. Cloud Health Care 5.125% 5/1/2020 (b)		278,052
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5.25% 1/1/2019 (b)		539,025
				6,292,412
Total Value of Municipal Bonds (cost $19,539,041)			102.5%	20,528,065
Excess of Liabilities Over Other Assets			(2.5)	(495,419)
Net Assets			100.0%	$20,032,646

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	0.94%
Actual		$1,000.00	$ 964.10	$4.64
Hypothetical**		$1,000.00	$ 1,020.41	$4.77
Class B Shares	1.72%
Actual		$1,000.00	$ 960.95	$8.48
Hypothetical**		$1,000.00	$ 1,016.49	$8.72
Advisor Class Shares	0.64%
Actual		$1,000.00	$ 965.70	$3.16
Hypothetical**		$1,000.00	$ 1,021.92	$3.25
Institutional Class Shares	0.63%
Actual		$1,000.00	$ 965.68	$3.11
Hypothetical**		$1,000.00	$ 1,021.97	$3.20

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.61%	(0.10%)	0.93%	0.97%	0.44%
Five Years	2.65%	1.87%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.80%	3.21%	1.34%	1.31%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.21%)	(3.99%)	0.93%	0.97%
Five Years	1.45%	1.52%	N/A	N/A
Ten Years or Since Inception**	3.19%	3.21%	1.34%	1.31%
S.E.C 30-Day Yield***	1.51%	0.80%	1.92%	1.85%

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.31%), 1.38% and 3.13%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.41%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.09%), 1.46% and 3.14%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.70%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.83% and 1.25%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.82%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.87% and 1.22%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.76%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

NEW JERSEY TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.4%
		Appropriation—10.6%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028	$1,218,520
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
780	M	5% 10/1/2028	789,220
1,000	M	5.75% 10/1/2031	1,072,690
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,099,650
1,000	M	5.5% 12/15/2038	1,052,410
			5,232,490
		Education—8.9%
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036	1,112,600
1,000	M	5% 7/1/2039	1,109,360
1,000	M	Princeton University 5% 7/1/2034	1,078,490
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,079,390
			4,379,840
		General Obligation—21.5%
500	M	Bayonne 5% 7/1/2039	557,190
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,139,790
1,380	M	Bordentown Regional Sch. Dist. 5% 1/15/2028	1,625,985
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,127,480
1,000	M	Elizabeth 5.25% 4/15/2027	1,100,870
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,249,160
500	M	Glen Rock Sch. Dist. 5% 9/1/2033	581,805
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,060,040
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	1,127,210
415	M	Montclair Twp. 5% 1/1/2037	465,958

Principal Amount		Security	Value
		General Obligation (continued)
$500	M	Passaic County Impt. Auth. Rev. 5% 8/1/2031	$565,085
			10,600,573
		Health Care—8.6%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
2,000	M	Hackensack University Medical Center 5.25% 1/1/2031	2,064,420
1,000	M	RWJ Barabas Health Oblig. Group 5% 7/1/2043	1,089,970
1,000	M	Virtua Health 5.5% 7/1/2038	1,084,000
			4,238,390
		Housing—.5%
265	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028	272,976
		Industrial Development Revenue/Pollution Control Revenue—3.9%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,921,310
		Lease—8.9%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,179,050
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040	1,121,610
		New Jersey State COP Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027	1,038,520
1,000	M	5.25% 6/15/2028	1,045,720
			4,384,900
		Other Revenue—2.1%
190	M	Monmouth Cnty Impt. Auth. Rev. 5% 1/15/2029	209,815
750	M	New Brunswick Parking Auth. 5% 9/1/2035	852,120
			1,061,935
		Pre-Refunded/Escrowed-to-Maturity—21.4%
1,000	M	Bayonne 5.25% 7/1/2019 (a)	1,093,330
1,000	M	Jersey City 5% 1/15/2019 (a)	1,074,690
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)	1,073,250

Portfolio of Investments (continued)

NEW JERSEY TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$810	M	Monmouth County Impt. Auth. 5% 1/15/2021 (a)		$911,866
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (a)		691,099
3,000	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2018 (a)		3,169,740
220	M	New Jersey State Health Care Facs. Fing. Auth. 5% 10/1/2018 (a)		234,432
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2019 (a)		2,299,400
				10,547,807
		Toll & Turnpike—6.7%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,125,480
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,130,810
1,000	M	5% 1/1/2031		1,076,700
				3,332,990
		Transportation—2.2%
1,000	M	Port Authority of New York & New Jersey
		5% 10/15/2031		1,086,690
		Water/Sewer—4.1%
750	M	Brick Township Municipal Util. Auth. 5% 12/1/2027		903,803
1,000	M	Passaic Valley Water Commission 5% 12/15/2029		1,144,620
				2,048,423
Total Value of Municipal Bonds (cost $46,166,516)			99.4%	49,108,324
Other Assets, Less Liabilities			.6	278,375
Net Assets			100.0%	$49,386,699

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	0.91%
Actual		$1,000.00	$ 969.95	$4.51
Hypothetical**		$1,000.00	$ 1,020.57	$4.62
Class B Shares	1.59%
Actual		$1,000.00	$ 966.48	$7.86
Hypothetical**		$1,000.00	$ 1,017.15	$8.06
Advisor Class Shares	0.61%
Actual		$1,000.00	$ 971.68	$3.02
Hypothetical**		$1,000.00	$ 1,022.07	$3.10
Institutional Class Shares	0.60%
Actual		$1,000.00	$ 971.07	$2.97
Hypothetical**		$1,000.00	$ 1,022.12	$3.05

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.22%	(0.47%)	0.51%	0.44%	0.44%
Five Years	2.85%	2.12%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.78%	3.19%	1.60%	1.61%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.56%)	(4.34%)	0.51%	0.44%
Five Years	1.64%	1.77%	N/A	N/A
Ten Years or Since Inception**	3.17%	3.19%	1.60%	1.61%
S.E.C 30-Day Yield***	1.25%	0.74%	1.63%	1.62%

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.65%), 1.57% and 3.12%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.16%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.44%), 1.71% and 3.14%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.64%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.41% and 1.51%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.53%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.34% and 1.52%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.52%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

NEW YORK TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.7%
		Appropriation—7.1%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$2,261,480
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033	1,134,710
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,395,040
1,500	M	State University 5.25% 5/15/2021	1,703,265
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,899,104
			11,393,599
		Education—14.1%
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,145,080
1,000	M	5% 7/1/2039	1,145,080
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021	2,585,682
1,000	M	Columbia University 5% 10/1/2041	1,112,950
		Cornell University:
750	M	5% 7/1/2032	884,092
3,000	M	5% 7/1/2040	3,278,010
1,000	M	Fordham University 5% 7/1/2028	1,124,910
		New York University:
1,610	M	6% 7/1/2018	1,725,759
2,000	M	5% 7/1/2030	2,302,260
2,000	M	5% 7/1/2036	2,275,400
1,000	M	5% 7/1/2037	1,129,330
2,000	M	5% 7/1/2039	2,261,460
500	M	Skidmore College 5% 7/1/2027	558,345
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,147,660
			22,676,018

Principal Amount		Security	Value
		Electric—2.2%
		Long Island Power Auth. Electric Revenue:
$1,000	M	5% 9/1/2041	$1,119,490
1,200	M	5% 9/1/2044	1,315,032
1,000	M	Utlity Debt Securization Auth. Rev. 5% 12/15/2037	1,154,380
			3,588,902
		General Obligation—5.6%
500	M	Haverstraw-Stony Point Central School Dist. 5% 10/15/2036	568,910
1,000	M	Monroe County 5% 6/1/2029	1,073,410
		New York City:
2,000	M	5% 12/1/2032	2,342,820
3,000	M	5% 12/1/2034	3,477,900
		New York State Dormitory Authority Revenue:
1,000	M	Master Boces Program 5% 8/15/2028	1,070,690
375	M	School District Fin. Program 5.625% 10/1/2029	412,759
			8,946,489
		Health Care—1.5%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	694,350
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,243,421
500	M	6% 7/1/2036	549,100
			2,486,871
		Housing—1.9%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,144,140
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026	1,982,545
			3,126,685

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		Lease—3.4%
		New York City Indl. Dev. Agy. Revenue:
$1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	$1,354,337
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,107,420
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027	3,091,750
			5,553,507
		Other Tax—19.9%
		New York City Transitional Fin Auth Revenue:
2,500	M	5% 2/1/2028	2,776,350
1,000	M	5% 11/1/2033	1,099,650
3,000	M	5% 11/1/2038	3,334,470
2,000	M	5% 8/1/2042	2,257,960
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,115,970
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,688,750
3,000	M	5.75% 3/15/2036	3,260,370
		Sales Tax Revenue:
1,000	M	5% 3/15/2032	1,183,980
3,500	M	5% 3/15/2038	3,957,170
3,500	M	5% 3/15/2042	3,989,615
5,000	M	Tender Option Bond Trust 7.32% 12/15/2028 (a)	5,701,700
550	M	New York State Urban Dev. Corp. Rev. 5% 12/15/2027	569,937
			31,935,922
		Pre-Refunded/Escrowed-to-Maturity—28.6%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2019 (b)	547,435
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2020 (b)	1,109,210
5,000	M	Erie County Indl. Dev. Agy. 5.75% 5/1/2017 (b)	5,082,350
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (b)	5,474,350

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
		Nassau County:
$4,405	M	GO 5% 10/1/2019 (b)	$4,829,157
3,000	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (b)	3,228,600
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2017 (b)	5,634,706
995	M	Mental Health Svcs. Facs. 5% 2/15/2018 (b)	1,056,700
1,000	M	New York University 5% 10/1/2019 (b)	1,096,570
1,200	M	Pratt Institute 5% 7/1/2019 (b)	1,306,500
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (b)	3,368,005
1,000	M	St. John's University 5% 7/1/2017 (b)	1,020,470
3,500	M	The New School 5.5% 7/1/2020 (b)	3,963,190
		New York State Thruway Authority Revenue:
1,185	M	5% 10/1/2017 (b)	1,221,391
1,925	M	5% 4/1/2018 (b)	2,017,381
1,450	M	New York State Urban Dev. Corp. Rev. 5% 12/15/2017 (b)	1,505,898
1,895	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	1,935,799
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2018 (b)	1,596,405
			45,994,117
		Transportation—8.7%
		Metropolitan Trans. Auth. New York Revenue:
5,000	M	5% 11/15/2029	5,629,550
1,000	M	5.25% 11/15/2036	1,188,210
1,500	M	New York State Thruway Authority Rev. 5% 1/1/2041	1,660,260
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031	5,433,450
			13,911,470
		Water/Sewer—5.6%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029	572,545
250	M	5% 7/1/2030	284,865
250	M	5% 7/1/2031	283,865
300	M	5% 7/1/2032	339,207

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security		Value
		Water/Sewer (continued)
		New York City Muni. Water Fin. Auth. Revenue:
$2,750	M	6% 6/15/2021		$3,251,573
2,000	M	5% 6/15/2032		2,233,780
1,000	M	5% 6/15/2043		1,103,920
		Western Nassau County Water Auth. Revenue:
500	M	5% 4/1/2034		560,560
300	M	5% 4/1/2035		335,190
				8,965,505
Total Market Value of Municipal Bonds (cost $147,699,154)				158,579,085
		SHORT-TERM TAX EXEMPT INVESTMENTS—.1%
100	M	Triborough Bridge & Tunnel Authority Adjustable Rate Note
		.70% (c) (cost $100,000)		100,000
Total Market Value of Municipal Investments (cost $147,799,154)			98.7%	158,679,085
Other Assets, Less Liabilities			1.3	2,025,964
Net Assets			100.0%	$160,705,049

(a)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2016.

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(c)	Interest rate is determined and reset periodically by the issuer and is in effect at December 31, 2016.

See notes to financial statements

Fund Expenses (unaudited)

NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	1.01%
Actual		$1,000.00	$ 975.70	$5.02
Hypothetical**		$1,000.00	$ 1,020.06	$5.13
Class B Shares	1.75%
Actual		$1,000.00	$ 972.16	$8.68
Hypothetical**		$1,000.00	$ 1,016.34	$8.87
Advisor Class Shares	0.72%
Actual		$1,000.00	$ 977.76	$3.58
Hypothetical**		$1,000.00	$ 1,021.52	$3.66
Institutional Class Shares	0.69%
Actual		$1,000.00	$ 977.71	$3.43
Hypothetical**		$1,000.00	$ 1,021.67	$3.51

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

NORTH CAROLINA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	(0.20%)	(0.98%)	0.18%	0.10%	0.44%
Five Years	2.45%	1.67%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.78%	3.20%	1.22%	1.16%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.97%)	(4.83%)	0.18%	0.10%
Five Years	1.25%	1.32%	N/A	N/A
Ten Years or Since Inception**	3.17%	3.20%	1.22%	1.16%
S.E.C 30-Day Yield***	0.86%	0.19%	1.23%	1.29%

The graph compares a $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.07%), 1.18% and 3.06%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.76%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.93%), 1.26% and 3.10%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.09%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.08% and 1.13%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.13%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.00% and 1.07%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.19%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

NORTH CAROLINA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—103.7%
		Appropriation—3.1%
		Henderson County Limited Obligation:
$255	M	5% 10/1/2029	$301,206
425	M	4% 10/1/2032	448,167
			749,373
		Combined Utility—2.1%
500	M	Greenville Comb. Enterprise Sys. Rev. 4% 4/1/2046	508,105
		Education—8.8%
		North Carolina State Capital Facs. Fin. Agy. Revenue:
250	M	4% 10/1/2041	257,737
500	M	5% 10/1/2041	567,800
750	M	North Carolina State Medical Care Commission Facs. Rev.
		4% 6/1/2042	762,360
500	M	University of North Carolina Ltd. Obligation 4% 6/1/2034	519,495
			2,107,392
		General Obligation—4.4%
750	M	Charlotte 4% 7/1/2036	791,272
250	M	Pitt County Limited Obligation 4% 4/1/2034	257,530
			1,048,802
		Health Care—16.8%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034	1,065,580
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,062,880
250	M	North Carolina State Medical Care Commission Hlth. Sys. Rev.
		4% 10/1/2034	257,945
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027	1,080,980
500	M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046	555,880
			4,023,265

Principal Amount		Security	Value
		Lease—9.0%
$1,000	M	Charlotte COP 5% 6/1/2029	$1,077,350
1,000	M	Salisbury COP 5.625% 3/1/2026	1,068,260
			2,145,610
		Other Tax—4.9%
1,000	M	Rocky Mount Special Obligation 5% 5/1/2030	1,169,750
		Pre-Refunded/Escrowed-to-Maturity—43.4%
		Cabarrus County Certificates of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (a)	846,464
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)	1,073,940
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (a)	1,071,710
1,000	M	Durham County COP 5% 6/1/2019 (a)	1,085,460
500	M	Harnett County COP 5% 6/1/2019 (a)	542,605
1,000	M	Lincoln County 5.5% 6/1/2018 (a)	1,061,600
1,000	M	Monroe COP 5.5% 3/1/2019 (a)	1,089,110
410	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019	429,684
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,109,420
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030 (a)	1,130,550
860	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)	916,571
			10,357,114
		Toll & Turnpike—4.5%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,066,140

Portfolio of Investments (continued)

NORTH CAROLINA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security		Value
		Water/Sewer—6.7%
$1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		$1,075,430
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2031		511,635
				1,587,065
Total Market Value of Municipal Bonds (cost $23,617,712)			103.7%	24,762,616
Excess of Liabilities Over Other Assets			(3.7)	(883,081)
Net Assets			100.0%	$23,879,535

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	1.01%
Actual		$1,000.00	$ 970.90	$5.00
Hypothetical**		$1,000.00	$ 1,020.06	$5.13
Class B Shares	1.87%
Actual		$1,000.00	$ 966.54	$9.24
Hypothetical**		$1,000.00	$ 1,015.74	$9.48
Advisor Class Shares	0.85%
Actual		$1,000.00	$ 968.98	$4.21
Hypothetical**		$1,000.00	$ 1,020.87	$4.32
Institutional Class Shares	0.75%
Actual		$1,000.00	$ 971.64	$3.72
Hypothetical**		$1,000.00	$ 1,021.37	$3.81

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

OHIO TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.28%	(0.68%)	0.21%	0.46%	0.44%
Five Years	2.91%	2.04%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.80%	3.18%	1.13%	1.78%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.52%)	(4.57%)	0.21%	0.46%
Five Years	1.70%	1.67%	N/A	N/A
Ten Years or Since Inception**	3.18%	3.18%	1.13%	1.78%
S.E.C 30-Day Yield***	0.92%	0.06%	1.03%	1.29%

The graph compares a $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.62%), 1.63% and 3.08%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.82%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.67%), 1.62% and 3.07%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been (0.04%). The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.11% and 1.04%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.93%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.36% and 1.70%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.17%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

OHIO TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.7%
		Education—12.6%
$500	M	Ohio St. Higher Educational Fac. Rev. (Univ. of Dayton Proj.)
		5.375% 12/1/2030	$551,865
1,000	M	University of Akron General Receipts 5% 1/1/2028	1,085,490
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029	1,078,440
			2,715,795
		General Obligation—11.7%
500	M	Defiance City School District 5% 12/1/2039	563,095
280	M	Jefferson County Jail Construction 5.75% 12/1/2019	300,616
1,000	M	Lebanon City School District 5.25% 12/1/2043	1,099,260
500	M	Madison Local School District Richland County 5% 12/1/2034	550,980
			2,513,951
		Health Care—12.5%
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	571,010
1,000	M	Montgomery County Rev. 5.5% 5/1/2034	1,078,050
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,036,780
			2,685,840
		Housing—.9%
180	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028	185,809
		Lease—5.2%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	1,114,140
		Other Revenue—5.1%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,103,730

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—29.8%
$500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)		$542,590
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)		1,085,710
900	M	Franklin County 5% 12/1/2017 (a)		933,291
1,000	M	Ohio State 5.375% 3/1/2018 (a)		1,049,850
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)		436,332
250	M	6.125% 12/1/2018 (a)		273,298
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)		1,054,430
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)		1,054,430
				6,429,931
		State General Obligation—4.0%
750	M	Ohio State 5% 9/1/2036		857,527
		Toll & Turnpike—1.6%
300	M	Ohio State Turnpike Commission 5% 2/15/2028		342,204
		Water/Sewer—15.3%
500	M	Cincinnati Water Sys. Rev. 5% 12/1/2041		577,345
445	M	Cleveland Waterworks Poll. Cntrl. Rev. 5% 11/15/2041		496,246
1,000	M	Northeast Regional Swr. District Rev. 5% 11/15/2038		1,123,250
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,109,440
				3,306,281
Total Value of Municipal Bonds (cost $20,018,044)			98.7%	21,255,208
Other Assets, Less Liabilities			1.3	288,828
Net Assets			100.0%	$21,544,036

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	0.95%
Actual		$1,000.00	$ 960.73	$4.68
Hypothetical**		$1,000.00	$ 1,020.36	$4.82
Class B Shares	1.59%
Actual		$1,000.00	$ 957.68	$7.82
Hypothetical**		$1,000.00	$ 1,017.15	$8.06
Advisor Class Shares	0.64%
Actual		$1,000.00	$ 963.24	$3.16
Hypothetical**		$1,000.00	$ 1,021.92	$3.25
Institutional Class Shares	0.60%
Actual		$1,000.00	$ 962.28	$2.96
Hypothetical**		$1,000.00	$ 1,022.12	$3.05

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.03%	(0.64%)	0.42%	0.36%	0.44%
Five Years	2.46%	1.70%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.76%	3.15%	1.12%	1.14%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.74%)	(4.53%)	0.42%	0.36%
Five Years	1.26%	1.34%	N/A	N/A
Ten Years or Since Inception**	3.14%	3.15%	1.12%	1.14%
S.E.C 30-Day Yield***	1.36%	0.33%	1.75%	1.73%

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

OREGON TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.84%), 1.19% and 3.07%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.26%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.63%), 1.29% and 3.08%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.23%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.32% and 1.04%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.65%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.26% and 1.06%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.64%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

OREGON TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.8%
		Airport—3.0%
		Jackson County Airport Revenue:
$200	M	5% 12/1/2032	$233,678
200	M	5% 12/1/2033	232,428
1,000	M	Port of Portland Airport Rev. 5% 7/1/2031	1,159,690
			1,625,796
		Appropriation—1.2%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	633,998
		Education—6.6%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,093,900
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,405,250
1,000	M	University of Oregon 5% 4/1/2045	1,125,740
			3,624,890
		Electric—4.1%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,239,200
		General Obligation—18.6%
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,092,490
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,151,280
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,262,250
1,000	M	Marion County School District #103, 5% 6/15/2035	1,138,810
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,110,530
1,225	M	Newport Zero Coupon 6/1/2029	831,861
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	530,315
1,000	M	Salem 5% 6/1/2028	1,074,390
1,000	M	Umatilla County Unified School District 5% 6/15/2033	1,139,920
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023	846,220
			10,178,066

Portfolio of Investments (continued)

OREGON TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		Health Care—12.5%
$1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	$1,105,560
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	540,745
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,843,033
		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032	1,672,875
500	M	5% 7/1/2039	563,200
1,000	M	Salem Hospital Facs. Auth. Rev. 5% 5/15/2046	1,081,560
			6,806,973
		Housing—.1%
25	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	25,003
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	548,845
		Other Tax—1.0%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	544,990
		Pre-Refunded/Escrowed-to-Maturity—27.2%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (a)	814,095
1,500	M	5.125% 6/1/2019 (a)	1,632,630
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)	1,055,800
1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)	1,085,250
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2018 (a)	1,040,770
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (a)	1,070,070
		Jackson County School District #549C:
1,000	M	5% 12/15/2017 (a)	1,038,360
1,000	M	5% 6/15/2018 (a)	1,055,800

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (a)		$804,885
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)		1,047,860
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)		1,086,270
1,000	M	Port of Portland Airport Rev. 5% 7/1/2018 (a)		1,057,350
1,000	M	Portland Sewer Sys. Rev. 4.75% 6/15/2018 (a)		1,051,890
1,000	M	Yamhill County School District #40, 5% 6/15/2017 (a)		1,018,980
				14,860,010
		State General Obligation—2.2%
1,000	M	Oregon State 5% 5/1/2031		1,190,470
		Other Revenue—4.2%
2,000	M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035		2,306,200
		Water/Sewer—18.1%
		Bend Water Revenue:
840	M	5% 12/1/2033		984,472
2,075	M	5% 12/1/2034		2,420,695
665	M	Clackamas River Water Rev. 5% 11/1/2046		748,324
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034		571,225
2,000	M	Portland Water Sys. Rev. 4% 4/1/2034		2,138,760
500	M	Portland Water Sys. Rev. 5% 5/1/2034		552,570
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,478,177
				9,894,223
Total Value of Municipal Bonds (cost $51,467,399)			99.8%	54,478,664
Other Assets, Less Liabilities			.2	113,168
Net Assets			100.0%	$54,591,832

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Futures contracts outstanding:

Number of Contracts	Type	Expiration	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation
5	U.S Treasury Long Bond	Mar. 2017	$ 757,969	$ 762,592	$ 4,623

See notes to financial statements

Fund Expenses (unaudited)

PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	0.96%
Actual		$1,000.00	$ 976.75	$4.77
Hypothetical**		$1,000.00	$ 1,020.31	$4.88
Class B Shares	1.79%
Actual		$1,000.00	$ 972.74	$8.88
Hypothetical**		$1,000.00	$ 1,016.14	$9.07
Advisor Class Shares	0.66%
Actual		$1,000.00	$ 1,005.80	$3.33
Hypothetical**		$1,000.00	$ 1,021.82	$3.35
Institutional Class Shares	0.65%
Actual		$1,000.00	$ 1,005.79	$3.28
Hypothetical**		$1,000.00	$ 1,021.87	$3.30

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

PENNSYLVANIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	0.67%	(0.10%)	0.92%	0.92%	0.44%
Five Years	3.25%	2.42%	N/A	N/A	3.53%
Ten Years or Since Inception**	4.14%	3.49%	1.85%	1.78%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.11%)	(3.98%)	0.92%	0.92%
Five Years	2.04%	2.06%	N/A	N/A
Ten Years or Since Inception**	3.53%	3.49%	1.85%	1.78%
S.E.C 30-Day Yield***	0.97%	0.22%	1.35%	1.32%

The graph compares a $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

PENNSYLVANIA TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.23%), 1.97% and 3.45%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.88%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.08%), 2.01% and 3.42%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.12%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.82% and 1.76%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.24%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 0.82% and 1.70%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.22%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

PENNSYLVANIA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.7%
		Airport—3.0%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029	$1,018,690
		Appropriation—3.1%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,061,290
		Education—8.7%
		Penn. St. Higher Educ. Facs. Revenue:
1,000	M	5.5% 8/15/2018	1,068,020
1,000	M	5% 8/15/2036 (a)	1,165,160
200	M	Penn State University Rev. 5% 9/1/2041	228,654
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	558,085
			3,019,919
		General Obligation—16.9%
500	M	Boyertown Area School District 5% 10/1/2036	555,425
1,000	M	Cheltenham Township School District 5% 3/15/2038	1,097,190
220	M	East Stroudsburg Area School District 5% 9/1/2029	228,120
1,000	M	Easton Area School District 5.2% 4/1/2028	1,043,380
1,000	M	Penn Delco School District 5% 6/1/2034	1,125,290
700	M	Reading 6.25% 11/1/2033	749,119
1,000	M	Scranton School District 5% 7/15/2027	1,023,840
			5,822,364
		Health Care—12.4%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,087,450
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,134,070
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,064,150
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	554,270
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	451,259
			4,291,199

Portfolio of Investments (continued)

PENNSYLVANIA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		Other Revenue—2.3%
$740	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	$793,473
		Other Tax—4.8%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,123,980
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	543,415
			1,667,395
		Pre-Refunded/Escrowed-to-Maturity—29.3%
955	M	Beaver County 5.55% 11/15/2017 (b)	993,286
1,000	M	Centennial Bucks County School District 5.125% 12/15/2018 (b)	1,075,660
400	M	Daniel Boone Area School District 5% 8/15/2018 (b)	424,468
260	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2020 (b)	292,230
1,000	M	Methacton School District 6.375% 3/1/2018 (b)	1,061,320
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 5/15/2019 (b)	1,095,900
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2018 (b)	1,068,030
1,000	M	5% 6/1/2019 (b)	1,084,960
950	M	Philadelphia School District 6% 9/1/2018 (b)	1,024,081
300	M	Reading 6.25% 11/1/2018 (b)	327,327
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (b)	607,688
1,000	M	West Mifflin Area School District 5.375% 10/1/2018 (b)	1,072,450
			10,127,400
		Toll & Turnpike—3.2%
1,000	M	Pennsylvania State Turnpike Comm. Rev. 5% 12/1/2030	1,107,570
		Water/Sewer—16.0%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,091,560
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040	555,325
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031	1,071,330

Principal Amount		Security		Value
		Water/Sewer (continued)
$500	M	North Penn Water Auth. Rev. 5% 11/1/2032		$555,505
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,132,030
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,117,690
				5,523,440
Total Value of Municipal Bonds (cost $32,036,539)			99.7%	34,432,740
Other Assets, Less Liabilities			.3	114,649
Net Assets			100.0%	$34,547,389

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 5 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16-12/31/16)*
Class A Shares	0.94%
Actual		$1,000.00	$ 962.66	$4.64
Hypothetical**		$1,000.00	$ 1,020.41	$4.77
Class B Shares	2.07%
Actual		$1,000.00	$ 956.79	$10.18
Hypothetical**		$1,000.00	$ 1,014.73	$10.48
Advisor Class Shares	0.85%
Actual		$1,000.00	$ 963.59	$4.20
Hypothetical**		$1,000.00	$ 1,020.87	$4.32
Institutional Class Shares	0.68%
Actual		$1,000.00	$ 963.86	$3.36
Hypothetical**		$1,000.00	$ 1,021.72	$3.46

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2016, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

VIRGINIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	(0.24%)	(1.46%)	(0.18%)	0.05%	0.44%
Five Years	2.42%	1.49%	N/A	N/A	3.53%
Ten Years or Since Inception**	3.52%	2.91%	1.05%	1.25%	4.38%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(5.98%)	(5.33%)	(0.18%)	0.05%
Five Years	1.21%	1.13%	N/A	N/A
Ten Years or Since Inception**	2.91%	2.91%	1.05%	1.25%
S.E.C 30-Day Yield***	1.22%	0.29%	1.53%	1.57%

The graph compares a $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) beginning 12/31/06 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

VIRGINIA TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/16) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.08%), 1.14% and 2.83%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.13%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.43%), 1.07% and 2.83%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 0.18%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been (0.28%) and 0.97%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.43%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been (0.05%) and 1.17%, respectively, and the S.E.C. 30-Day Yield for December 2016 would have been 1.47%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2016.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.39%.

Portfolio of Investments

VIRGINIA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.6%
		Airport—3.6%
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
$1,000	M	5% 10/1/2026	$1,083,710
500	M	5% 10/1/2034	566,170
			1,649,880
		Appropriation—13.0%
		Arlington County Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029	540,355
500	M	5% 2/15/2030	541,925
		Virginia State Commonwealth Trans. Revenue:
1,500	M	5% 3/15/2027	1,827,195
1,750	M	5% 5/15/2034	1,952,248
1,000	M	Western Regional Jail Facs. Rev. 5% 12/1/2037	1,145,520
			6,007,243
		Combined Utility—6.4%
		Richmond Public Util. Revenue:
2,000	M	5% 1/15/2028	2,400,100
500	M	5% 1/15/2038	558,685
			2,958,785
		Education—3.6%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,105,480
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	562,645
			1,668,125
		General Obligation—10.7%
810	M	Fairfax County 5% 10/1/2033	960,142
		Norfolk:
1,000	M	5% 8/1/2034	1,135,970
1,000	M	5% 10/1/2034	1,168,900
1,000	M	Portsmouth 5% 2/1/2035	1,123,490

Portfolio of Investments (continued)

VIRGINIA TAX EXEMPT FUND

December 31, 2016

Principal Amount		Security	Value
		General Obligation (continued)
$500	M	Powhatan Cnty. 5% 1/15/2032	$537,690
			4,926,192
		Health Care—3.6%
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,110,830
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	558,720
			1,669,550
		Lease—7.3%
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	1,108,990
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,164,860
1,000	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,112,140
			3,385,990
		Other Revenue—9.0%
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,142,160
765	M	Suffolk 5% 6/1/2028	854,329
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029	623,886
370	M	5% 11/1/2033	391,682
1,000	M	5% 11/1/2045	1,140,850
			4,152,907
		Other Tax—2.5%
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038	1,129,160
		Pre-Refunded/Escrowed-to-Maturity—28.1%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2018 (a)	1,057,200
1,000	M	Danville 5% 8/1/2019 (a)	1,090,840
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)	1,089,830
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (a)	1,048,510
500	M	Hanover County 5.25% 1/15/2021 (a)	568,785
1,000	M	Hopewell 5.875% 7/15/2019 (a)	1,111,230

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	New Kent County Econ. Dev. Auth. Lease Rev. 5% 2/1/2017 (a)		$1,003,630
1,000	M	Richmond Public Util. Rev. 5% 1/15/2019 (a)		1,074,270
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (a)		1,067,500
275	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017		282,277
235	M	Suffolk 5% 6/1/2021 (a)		267,289
1,000	M	Virginia St. Public School Auth. Rev. 5% 8/1/2019 (a)		1,090,570
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2018 (a)		614,692
425	M	5% 11/1/2019 (a)		466,386
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)		1,123,720
				12,956,729
		Toll & Turnpike—1.1%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053		520,770
		Transportation—2.3%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,078,960
		Water/Sewer—7.4%
1,000	M	Fairfax County Swr. Rev. 5% 7/15/2030		1,205,390
500	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 8/1/2043		576,455
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		549,735
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,107,320
				3,438,900
Total Value of Municipal Bonds (cost $43,259,983)			98.6%	45,543,191
Other Assets, Less Liabilities			1.4	628,235
Net Assets			100.0%	$46,171,426

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Assets
Investments in securities:
At identified cost	$607,373,148	$260,283,149
At value (Note 1A)	$653,037,181	$279,151,297
Cash	—	—
Receivables:
Interest	10,274,951	4,152,860
Shares sold	374,400	541,037
Other assets	25,564	11,196
Total Assets	663,712,096	283,856,390

Liabilities
Cash overdraft	13,138,573	6,854,633
Payables:
Investment securities purchased	—	—
Dividends payable	491,812	108,760
Shares redeemed	930,900	82,000
Accrued advisory fees	301,049	127,724
Accrued shareholder servicing costs	26,807	16,957
Accrued expenses	109,067	53,795
Total Liabilities	14,998,208	7,243,869
Net Assets	$648,713,888	$276,612,521

Net Assets Consist of:
Capital paid in	$613,058,475	$262,685,215
Undistributed net investment income	677,557	946,269
Accumulated net realized loss on investments	(10,686,177)	(5,887,111)
Net unrealized appreciation in value of investments	45,664,033	18,868,148
Total	$648,713,888	$276,612,521

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$50,684,925	$33,149,190	$21,973,271	$17,814,570	$19,539,041
$54,397,862	$34,752,431	$23,695,626	$19,073,495	$20,528,065
815,754	1,828,135	213,156	307,744	—

742,971	536,997	318,967	251,854	269,401
10,156	36,692	4,601	1,583	381
2,149	1,354	910	772	970
55,968,892	37,155,609	24,233,260	19,635,448	20,798,817

—	—	—	—	152,135

—	1,657,475	—	—	574,130
31,154	18,235	12,212	16,151	10,313
1,371,741	2,000	8,617	183,346	1,550
23,352	14,849	10,062	8,270	8,448
2,500	1,311	1,398	776	745
22,214	20,632	17,623	17,012	18,850
1,450,961	1,714,502	49,912	225,555	766,171
$54,517,931	$35,441,107	$24,183,348	$19,409,893	$20,032,646

$52,234,459	$34,281,680	$23,092,774	$18,156,205	$19,120,683
37,791	34,798	25,167	46,901	12,833
(1,467,256)	(478,612)	(656,948)	(52,138)	(89,894)
3,712,937	1,603,241	1,722,355	1,258,925	989,024
$54,517,931	$35,441,107	$24,183,348	$19,409,893	$20,032,646

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Net Assets:
Class A	$607,984,722	$268,466,293
Class B	$1,020,331	$2,230,640
Advisor Class	$35,947,152	$5,909,394
Institutional Class	$3,761,683	$6,194

Shares of beneficial interest outstanding (Note 2):
Class A	63,975,485	16,251,343
Class B	107,808	135,750
Advisor Class	3,784,696	357,633
Institutional Class	397,692	373

Net asset value and redemption price per share - Class A	$9.50	$16.52

Maximum offering price per share - Class A (Net asset value/.9425)*	$10.08	$17.53

Net asset value and offering price per share - Class B	$9.46	$16.43

Net asset value and offering price per share - Advisor Class	$9.50	$16.52

Net asset value and offering price per share - Institutional Class	$9.46	$16.60

*	On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$48,658,274	$34,810,902	$23,111,493	$19,159,685	$19,381,369
$2,408	$505,138	$145,227	$84,287	$68,645
$5,851,030	$118,900	$920,465	$159,748	$576,502
$6,219	$6,167	$6,163	$6,173	$6,130

3,868,970	2,636,589	1,976,566	1,601,102	1,623,086
194	38,268	12,451	7,072	5,780
466,252	9,068	78,526	13,301	48,267
495	464	526	516	513

$12.58	$13.20	$11.69	$11.97	$11.94

$13.35	$14.01	$12.40	$12.70	$12.67

$12.44	$13.20	$11.66	$11.92	$11.88

$12.55	$13.11	$11.72	$12.01	$11.94

$12.55	$13.30	$11.72	$11.95	$11.96

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

	NEW JERSEY	NEW YORK
Assets
Investments in securities:
At identified cost	$46,166,516	$147,799,154
At value (Note 1A)	$49,108,324	$158,679,085
Cash	1,235,873	261,127
Receivables:
Interest	728,277	2,108,324
Deposit at broker for future contracts	—	—
Investment securities sold	—	—
Shares sold	41,648	32,849
Other assets	1,892	6,087
Total Assets	51,116,014	161,087,472

Liabilities
Cash overdraft	—	—
Payables:
Investment securities purchased	1,626,249	—
Dividends payable	26,805	108,693
Shares redeemed	30,356	159,839
Accrued advisory fees	20,532	67,479
Accrued shareholder servicing costs	2,849	6,746
Accrued expenses	22,524	39,666
Total Liabilities	1,729,315	382,423
Net Assets	$49,386,699	$160,705,049

Net Assets Consist of:
Capital paid in	$46,973,118	$153,816,172
Undistributed net investment income	2,010	157,387
Accumulated net realized loss on investments	(530,237)	(4,148,441)
Net unrealized appreciation in value of investments and futures contracts	2,941,808	10,879,931
Total	$49,386,699	$160,705,049

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$23,617,712	$20,018,044	$51,467,463	$32,036,539	$43,259,983
$24,762,616	$21,255,208	$54,483,351	$34,432,740	$45,543,191
—	150,889	—	1,025,629	88,370

265,597	174,133	474,666	313,578	622,602
—	—	27,961	—	—
—	—	—	956,973	—
24,884	2,871	8,879	2,407	1,581
832	884	2,085	1,410	1,738
25,053,929	21,583,985	54,996,942	36,732,737	46,257,482

979,591	—	288,179	—	—

—	—	—	2,106,550	—
13,406	12,172	26,359	42,021	36,547
152,617	—	42,670	6	6,947
10,400	9,094	23,001	14,611	19,320
1,023	841	2,631	1,890	1,607
17,357	17,842	22,270	20,270	21,635
1,174,394	39,949	405,110	2,185,348	86,056
$23,879,535	$21,544,036	$54,591,832	$34,547,389	$46,171,426

$23,061,948	$20,462,395	$52,900,207	$32,077,308	$45,583,877
6,284	68,728	100,286	73,886	18,432
(333,601)	(224,251)	(1,424,549)	(6)	(1,714,091)
1,144,904	1,237,164	3,015,888	2,396,201	2,283,208
$23,879,535	$21,544,036	$54,591,832	$34,547,389	$46,171,426

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

	NEW JERSEY	NEW YORK
Net Assets:
Class A	$47,698,357	$152,144,711
Class B	$392,880	$1,272,000
Advisor Class	$1,289,265	$7,282,160
Institutional Class	$6,197	$6,178

Shares of beneficial interest outstanding (Note 2):
Class A	3,757,355	10,700,697
Class B	31,117	89,598
Advisor Class	101,699	512,229
Institutional Class	490	434

Net asset value and redemption price per share - Class A	$12.69	$14.22

Maximum offering price per share - Class A (Net asset value/.9425)*	$13.46	$15.09

Net asset value and offering price per share - Class B	$12.63	$14.20

Net asset value and offering price per share - Advisor Class	$12.68	$14.22

Net asset value and offering price per share - Institutional Class	$12.66	$14.23

*	On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$21,433,969	$21,452,557	$51,480,060	$33,433,524	$45,921,554
$65,526	$74,116	$57,461	$168,527	$69,295
$2,373,937	$11,198	$3,048,160	$939,148	$174,452
$6,103	$6,165	$6,151	$6,190	$6,125

1,623,869	1,737,738	3,861,092	2,575,594	3,573,996
4,977	6,014	4,331	13,076	5,445
179,445	921	229,265	72,278	13,610
462	495	462	478	474

$13.20	$12.35	$13.33	$12.98	$12.85

$14.01	$13.10	$14.14	$13.77	$13.63

$13.16	$12.32	$13.27	$12.89	$12.73

$13.23	$12.16	$13.30	$12.99	$12.82

$13.20	$12.45	$13.30	$12.96	$12.92

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Year Ended December 31, 2016

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Investment Income
Interest income	$32,063,563	$11,770,832
Expenses (Notes 1 and 5):
Advisory fees	3,964,867	1,666,781
Distribution plan expenses-Class A	1,879,603	811,913
Distribution plan expenses-Class B	9,962	24,558
Shareholder servicing costs - Class A	326,486	189,460
Shareholder servicing costs - Class B	1,202	2,439
Shareholder servicing costs - Advisor Class	14,130	10,300
Shareholder servicing costs - Institutional Class	1,911	3
Professional fees	135,046	52,985
Registration fees	75,993	72,040
Custodian fees	29,786	16,963
Reports to shareholders	33,237	22,333
Trustees’ fees	36,421	15,081
Other expenses	67,392	35,356
Total expenses	6,576,036	2,920,212
Less: Expenses waived	(300,111)	(138,899)
Less: Expenses paid indirectly	(7,325)	(6,388)
Net expenses	6,268,600	2,774,925
Net investment income	25,794,963	8,995,907

Realized and Unrealized Gain (Loss) on Investments (Note 4):
Net realized gain (loss) on investments	(1,437,988)	(1,275,517)
Net unrealized depreciation of investments	(22,633,790)	(7,596,905)
Net loss on investments	(24,071,778)	(8,872,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,723,185	$123,485

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$2,262,137	$1,450,142	$1,010,259	$949,796	$899,959

320,133	211,708	139,783	121,009	123,142
147,898	104,067	67,670	59,438	60,314
57	5,563	1,753	1,551	697
30,259	15,991	15,528	10,609	9,942
28	497	89	99	64
1,282	29	390	123	250
3	3	3	3	3
18,714	17,148	14,464	14,229	14,372
2,599	2,101	6,809	8,056	1,251
6,016	4,623	3,373	3,113	3,320
5,505	4,017	4,200	3,757	3,505
2,863	1,919	1,256	1,102	1,058
13,212	10,391	7,952	7,141	10,210
548,569	378,057	263,270	230,230	228,128
(53,355)	(35,284)	(23,297)	(20,169)	(20,524)
(1,068)	(501)	(329)	(66)	(177)
494,146	342,272	239,644	209,995	207,427
1,767,991	1,107,870	770,615	739,801	692,532

(413,117)	(17,276)	(119,550)	(14,196)	119,877
(1,550,782)	(1,040,597)	(714,489)	(644,711)	(759,190)
(1,963,899)	(1,057,873)	(834,039)	(658,907)	(639,313)
$(195,908)	$49,997	$(63,424)	$80,894	$53,219

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Year Ended December 31, 2016

	NEW JERSEY	NEW YORK
Investment Income
Interest income	$2,063,920	$7,047,059
Expenses (Notes 1 and 5):
Advisory fees	290,653	939,183
Distribution plan expenses-Class A	140,865	445,873
Distribution plan expenses-Class B	4,300	12,257
Shareholder servicing costs - Class A	25,577	82,321
Shareholder servicing costs - Class B	587	632
Shareholder servicing costs - Advisor Class	470	3,354
Shareholder servicing costs - Institutional Class	3	3
Professional fees	19,043	37,057
Registration fees	2,002	6,832
Custodian fees	6,027	10,080
Reports to shareholders	4,678	9,623
Trustees’ fees	2,629	8,454
Other expenses	11,632	23,480
Total expenses	508,466	1,579,149
Less: Expenses waived	(48,442)	(156,531)
Less: Expenses paid indirectly	(1,104)	(1,047)
Net expenses	458,920	1,421,571
Net investment income	1,605,000	5,625,488

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 4):
Net realized gain (loss) on investments	(30,910)	(672,589)
Net unrealized appreciation (depreciation) of:
Investments	(1,279,119)	(4,761,868)
Futures Contracts	—	—
Net unrealized depreciation of investments and futures contracts	(1,279,119)	(4,761,868)
Net loss on investments and futures contracts	(1,310,029)	(5,434,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	$294,971	$191,031

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$971,416	$931,954	$2,162,116	$1,646,200	$1,755,945

129,430	130,967	321,884	209,161	268,057
61,614	65,204	152,146	101,556	133,558
729	756	2,129	2,241	268
12,066	10,234	30,539	18,291	21,098
85	177	348	375	146
711	47	1,398	374	332
3	3	3	3	3
14,652	14,822	19,326	16,602	18,324
1,250	1,495	1,999	2,701	1,634
2,681	2,782	6,125	4,396	4,166
3,808	4,729	4,965	4,314	4,357
1,139	1,189	2,897	1,899	2,408
7,743	8,197	13,547	10,455	12,452
235,911	240,602	557,306	372,368	466,803
(21,572)	(21,828)	(53,647)	(34,860)	(44,676)
(140)	(192)	(1,220)	(109)	(925)
214,199	218,582	502,439	337,399	421,202
757,217	713,372	1,659,677	1,308,801	1,334,743

(6,941)	19,710	(202,881)	84,596	(388,484)

(859,635)	(691,325)	(1,484,770)	(1,171,943)	(1,102,888)
—	—	4,623	—	—
(859,635)	(691,325)	(1,480,147)	(1,171,943)	(1,102,888)
(866,576)	(671,615)	(1,683,028)	(1,087,347)	(1,491,372)
$(109,359)	$41,757	$(23,351)	$221,454	$(156,629)

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	2016	2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$25,794,963	$26,292,957
Net realized gain (loss) on investments	(1,437,988)	568,365
Net unrealized depreciation of investments	(22,633,790)	(10,683,318)
Net increase (decrease) in net assets resulting from operations	1,723,185	16,178,004

Dividends to Shareholders
Net investment income-Class A	(24,781,926)	(24,844,499)
Net investment income-Class B	(32,498)	(35,425)
Net investment income-Advisor Class	(1,372,247)	(978,160)
Net investment income-Institutional Class	(263,095)	(231,193)
Total dividends	(26,449,766)	(26,089,277)

Trust Share Transactions
Class A:
Proceeds from shares sold	41,456,226	26,711,140
Reinvestment of dividends	19,205,137	19,090,675
Cost of shares redeemed	(56,683,371)	(54,290,583)
	3,977,992	(8,488,768)
Class B:
Proceeds from shares sold	234,680	145,341
Reinvestment of dividends	25,118	26,973
Cost of shares redeemed	(269,441)	(493,618)
	(9,643)	(321,304)
Advisor Class:
Proceeds from shares sold	13,815,686	13,447,249
Reinvestment of dividends	1,280,245	933,251
Cost of shares redeemed	(6,909,205)	(3,863,330)
	8,186,726	10,517,170
Institutional Class:
Proceeds from shares sold	7,558,753	7,485,886
Reinvestment of dividends	262	22,261
Cost of shares redeemed	(10,855,000)	(5,974,376)
	(3,295,985)	1,533,771
Net increase (decrease) from trust share transactions	8,859,090	3,240,869
Net increase (decrease) in net assets	(15,867,491)	(6,670,404)

Net Assets
Beginning of year	664,581,379	671,251,783
End of year +	$648,713,888	$664,581,379
+ Includes undistributed net investment income of	$677,557	$1,332,360

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
2016	2015	2016	2015	2016	2015

$8,995,907	$8,720,340	$1,767,991	$1,663,984	$1,107,870	$1,144,884
(1,275,517)	1,455,756	(413,117)	155,193	(17,276)	102,014
(7,596,905)	(2,041,150)	(1,550,782)	(152,280)	(1,040,597)	(405,024)
123,485	8,134,946	(195,908)	1,666,897	49,997	841,874

(8,720,727)	(8,494,573)	(1,664,408)	(1,632,501)	(1,100,939)	(1,086,902)
(62,650)	(68,322)	(157)	(540)	(13,245)	(17,646)
(156,430)	(125,224)	(151,265)	(56,289)	(1,087)	(219)
(208)	(80)	(236)	(92)	(200)	(77)
(8,940,015)	(8,688,199)	(1,816,066)	(1,689,422)	(1,115,471)	(1,104,844)

38,758,168	29,070,016	9,379,175	6,746,977	3,373,528	2,588,331
7,513,542	7,273,475	1,298,756	1,231,093	899,367	888,239
(34,491,392)	(36,170,552)	(8,880,750)	(7,240,565)	(2,750,799)	(3,650,490)
11,780,318	172,939	1,797,181	737,505	1,522,096	(173,920)

172,325	13,612	1,250	3,000	53,092	—
43,149	46,169	156	540	9,445	12,596
(502,805)	(243,904)	(9,301)	(15,046)	(193,518)	(192,163)
(287,331)	(184,123)	(7,895)	(11,506)	(130,981)	(179,567)

3,133,171	5,000,698	5,062,821	1,738,322	109,057	10,000
133,212	113,708	137,792	56,239	1,087	209
(1,345,697)	(4,624,479)	(1,487,469)	(211,619)	—	(4,612)
1,920,686	489,927	3,713,144	1,582,942	110,144	5,597

—	5,000	—	5,000	—	5,000
208	80	236	92	200	77
—	—	—	—	—	—
208	5,080	236	5,092	200	5,077
13,413,881	483,823	5,502,666	2,314,033	1,501,459	(342,813)
4,597,351	(69,430)	3,490,692	2,291,508	435,985	(605,783)

272,015,170	272,084,600	51,027,239	48,735,731	35,005,122	35,610,905
$276,612,521	$272,015,170	$54,517,931	$51,027,239	$35,441,107	$35,005,122
$946,269	$890,377	$37,791	$85,866	$34,798	$42,399

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	2016	2015
Trust Shares Issued and Redeemed
Class A:
Sold	4,222,479	2,693,496
Issued for dividends reinvested	1,957,738	1,923,832
Redeemed	(5,784,053)	(5,472,735)
Net increase (decrease) in Class A trust shares outstanding	396,164	(855,407)

Class B:
Sold	24,146	14,738
Issued for dividends reinvested	2,571	2,724
Redeemed	(27,413)	(49,459)
Net decrease in Class B trust shares outstanding	(696)	(31,997)

Advisor Class:
Sold	1,405,135	1,359,807
Issued for dividends reinvested	130,753	94,251
Redeemed	(703,214)	(391,025)
Net increase in Advisor Class trust shares outstanding	832,674	1,063,033

Institutional Class:
Sold	779,001	748,297
Issued for dividends reinvested	27	2,257
Redeemed	(1,102,075)	(595,057)
Net increase (decrease) in Institutional Class trust shares outstanding	(323,047)	155,497

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
2016	2015	2016	2015	2016	2015

2,266,973	1,711,883	718,946	520,526	248,633	190,556
439,884	427,923	99,566	95,017	66,184	65,285
(2,020,656)	(2,132,361)	(683,618)	(559,870)	(201,922)	(268,334)
686,201	7,445	134,894	55,673	112,895	(12,493)

10,097	805	96	233	3,885	—
2,537	2,727	12	42	695	926
(29,379)	(14,410)	(709)	(1,170)	(14,172)	(14,182)
(16,745)	(10,878)	(601)	(895)	(9,592)	(13,256)

183,788	295,033	386,605	134,984	8,156	746
7,811	6,691	10,609	4,352	81	16
(78,419)	(273,305)	(115,732)	(16,394)	—	(342)
113,180	28,419	281,482	122,942	8,237	420

—	295	—	389	—	368
12	5	18	7	15	6
—	—	—	—	—	—
12	300	18	396	15	374

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	2016	2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$770,615	$731,973
Net realized gain (loss) on investments	(119,550)	8,120
Net unrealized depreciation of investments	(714,489)	(197,862)
Net increase (decrease) in net assets resulting from operations	(63,424)	542,231

Dividends to Shareholders
Net investment income-Class A	(727,345)	(718,236)
Net investment income-Class B	(4,476)	(5,204)
Net investment income-Advisor Class	(19,449)	(4,514)
Net investment income-Institutional Class	(216)	(83)
Total dividends	(751,486)	(728,037)

Trust Share Transactions
Class A:
Proceeds from shares sold	3,762,087	2,323,472
Reinvestment of dividends	586,197	562,507
Cost of shares redeemed	(2,406,569)	(3,334,200)
	1,941,715	(448,221)
Class B:
Proceeds from shares sold	6,400	7,200
Reinvestment of dividends	4,415	5,200
Cost of shares redeemed	(58,071)	(45,246)
	(47,256)	(32,846)
Advisor Class:
Proceeds from shares sold	709,014	276,903
Reinvestment of dividends	18,871	4,439
Cost of shares redeemed	(57,668)	(67,301)
	670,217	214,041
Institutional Class:
Proceeds from shares sold	—	5,000
Reinvestment of dividends	216	83
Cost of shares redeemed	—	—
	216	5,083
Net increase (decrease) from trust share transactions	2,564,892	(261,943)
Net increase (decrease) in net assets	1,749,982	(447,749)

Net Assets
Beginning of year	22,433,366	22,881,115
End of year +	$24,183,348	$22,433,366
+ Includes undistributed net investment income of	$25,167	$6,038

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
2016	2015	2016	2015	2016	2015

$739,801	$745,683	$692,532	$724,878	$1,605,000	$1,708,486
(14,196)	97,211	119,877	57,581	(30,910)	216,496
(644,711)	(280,787)	(759,190)	(375,084)	(1,279,119)	(911,233)
80,894	562,107	53,219	407,375	294,971	1,013,749

(721,734)	(723,375)	(667,095)	(718,210)	(1,560,793)	(1,672,672)
(4,603)	(5,873)	(1,779)	(1,857)	(11,333)	(12,541)
(7,549)	(2,637)	(12,408)	(6,979)	(38,269)	(21,676)
(243)	(94)	(223)	(86)	(233)	(92)
(734,129)	(731,979)	(681,505)	(727,132)	(1,610,628)	(1,706,981)

1,231,248	1,514,657	1,489,745	1,532,924	6,535,912	2,696,416
530,238	563,158	542,234	607,307	1,222,135	1,310,294
(1,762,282)	(2,261,741)	(3,218,521)	(2,289,735)	(4,851,594)	(6,528,627)
(796)	(183,926)	(1,186,542)	(149,504)	2,906,453	(2,521,917)

11	—	—	—	118,862	7,200
4,514	4,822	1,778	1,857	8,723	8,908
(114,524)	(2,500)	—	—	(145,982)	(120,299)
(109,999)	2,322	1,778	1,857	(18,397)	(104,191)

271,548	45,222	357,184	138,877	688,505	406,885
3,713	2,637	12,404	6,978	32,748	16,833
(187,731)	(62)	(30,860)	(32,669)	(262,216)	(29,727)
87,530	47,797	338,728	113,186	459,037	393,991

—	5,000	—	5,000	—	5,000
243	94	223	86	233	92
—	—	—	—	—	—
243	5,094	223	5,086	233	5,092
(23,022)	(128,713)	(845,813)	(29,375)	3,347,326	(2,227,025)
(676,257)	(298,585)	(1,474,099)	(349,132)	2,031,669	(2,920,257)

20,086,150	20,384,735	21,506,745	21,855,877	47,355,030	50,275,287
$19,409,893	$20,086,150	$20,032,646	$21,506,745	$49,386,699	$47,355,030
$46,901	$41,229	$12,833	$1,806	$2,010	$7,638

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	2016	2015
Trust Shares Issued and Redeemed
Class A:
Sold	311,961	192,200
Issued for dividends reinvested	48,488	46,517
Redeemed	(199,102)	(276,854)
Net increase (decrease) in Class A trust shares outstanding	161,347	(38,137)

Class B:
Sold	529	596
Issued for dividends reinvested	366	431
Redeemed	(4,763)	(3,731)
Net increase (decrease) in Class B trust shares outstanding	(3,868)	(2,704)

Advisor Class:
Sold	58,306	23,021
Issued for dividends reinvested	1,563	367
Redeemed	(4,753)	(5,608)
Net increase in Advisor Class trust shares outstanding	55,116	17,780

Institutional Class:
Sold	—	416
Issued for dividends reinvested	18	7
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	18	423

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
2016	2015	2016	2015	2016	2015

100,448	122,161	121,494	123,334	501,808	206,167
43,003	45,360	44,164	48,984	93,218	100,293
(143,549)	(182,335)	(260,825)	(184,988)	(369,521)	(500,418)
(98)	(14,814)	(95,167)	(12,670)	225,505	(193,958)

1	—	—	—	9,055	555
367	389	146	150	668	684
(9,360)	(203)	—	—	(11,151)	(9,192)
(8,992)	186	146	150	(1,428)	(7,953)

21,788	3,614	29,323	11,243	52,647	31,271
301	212	1,014	564	2,504	1,292
(15,595)	(5)	(2,500)	(2,642)	(19,930)	(2,268)
6,494	3,821	27,837	9,165	35,221	30,295

—	406	—	406	—	387
19	8	18	7	18	7
—	—	—	—	—	—
19	414	18	413	18	394

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	2016	2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$5,625,488	$5,436,308
Net realized gain (loss) on investments	(672,589)	414,830
Net unrealized depreciation of investments	(4,761,868)	(1,703,584)
Net increase (decrease) in net assets resulting from operations	191,031	4,147,554

Dividends to Shareholders
Net investment income-Class A	(5,366,934)	(5,236,680)
Net investment income-Class B	(35,758)	(34,578)
Net investment income-Advisor Class	(255,903)	(185,125)
Net investment income-Institutional Class	(240)	(93)
Total dividends	(5,658,835)	(5,456,476)

Trust Share Transactions
Class A:
Proceeds from shares sold	21,393,098	7,615,409
Reinvestment of dividends	4,088,003	3,916,873
Cost of shares redeemed	(12,312,376)	(15,463,767)
	13,168,725	(3,931,485)
Class B:
Proceeds from shares sold	333,591	108,750
Reinvestment of dividends	27,513	27,864
Cost of shares redeemed	(225,437)	(249,584)
	135,667	(112,970)
Advisor Class:
Proceeds from shares sold	1,950,194	3,620,991
Reinvestment of dividends	248,711	176,197
Cost of shares redeemed	(985,376)	(1,049,887)
	1,213,529	2,747,301
Institutional Class:
Proceeds from shares sold	—	5,000
Reinvestment of dividends	240	93
Cost of shares redeemed	—	—
	240	5,093
Net increase (decrease) from trust share transactions	14,518,161	(1,292,061)
Net increase (decrease) in net assets	9,050,357	(2,600,983)

Net Assets
Beginning of year	151,654,692	154,255,675
End of year +	$160,705,049	$151,654,692
+ Includes undistributed net investment income of	$157,387	$190,734

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
2016	2015	2016	2015

$757,217	$718,944	$713,372	$736,848
(6,941)	53,725	19,710	31,372
(859,635)	(296,166)	(691,325)	(240,656)
(109,359)	476,503	41,757	527,564

(720,829)	(711,937)	(701,133)	(684,164)
(2,067)	(2,301)	(1,661)	(1,629)
(34,774)	(9,866)	(356)	(118)
(232)	(92)	(197)	(76)
(757,902)	(724,196)	(703,347)	(685,987)

4,210,357	1,770,823	1,400,182	830,788
577,221	521,290	565,261	553,758
(2,554,732)	(1,737,477)	(1,424,792)	(1,904,364)
2,232,846	554,636	540,651	(519,818)

—	—	1,200	1,200
1,869	2,085	1,661	1,575
(12,413)	(35,345)	(1,337)	(6,615)
(10,544)	(33,260)	1,524	(3,840)

4,099,652	143,903	—	10,000
34,089	8,657	356	118
(1,889,988)	(306,238)	—	—
2,243,753	(153,678)	356	10,118

—	5,000	—	5,000
232	92	197	76
—	—	—	—
232	5,092	197	5,076
4,466,287	372,790	542,728	(508,464)
3,599,026	125,097	(118,862)	(666,887)

20,280,509	20,155,412	21,662,898	22,329,785
$23,879,535	$20,280,509	$21,544,036	$21,662,898
$6,284	$6,969	$68,728	$58,703

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	2016	2015
Trust Shares Issued and Redeemed
Class A:
Sold	1,458,777	517,942
Issued for dividends reinvested	278,290	266,147
Redeemed	(837,087)	(1,051,193)
Net increase (decrease) in Class A trust shares outstanding	899,980	(267,104)

Class B:
Sold	22,740	7,426
Issued for dividends reinvested	1,875	1,896
Redeemed	(15,590)	(16,924)
Net increase (decrease) in Class B trust shares outstanding	9,025	(7,602)

Advisor Class:
Sold	133,121	246,656
Issued for dividends reinvested	16,946	11,998
Redeemed	(66,791)	(71,525)
Net increase (decrease) in Advisor Class trust shares outstanding	83,276	187,129

Institutional Class:
Sold	—	342
Issued for dividends reinvested	16	6
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	16	348

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
2016	2015	2016	2015

308,942	128,610	109,964	65,194
42,405	37,794	44,387	43,418
(186,390)	(125,880)	(111,832)	(149,410)
164,957	40,524	42,519	(40,798)

—	—	94	94
137	151	131	124
(904)	(2,548)	(105)	(522)
(767)	(2,397)	120	(304)

304,041	10,363	—	802
2,544	626	29	9
(142,658)	(22,132)	—	—
163,927	(11,143)	29	811

—	364	—	393
17	7	15	6
—	—	—	—
17	371	15	399

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	2016	2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,659,677	$1,588,715
Net realized gain (loss) on investments	(202,881)	44,494
Net unrealized depreciation of investments and futures contracts	(1,480,147)	(453,937)
Net increase (decrease) in net assets resulting from operations	(23,351)	1,179,272

Distributions to Shareholders
Net investment income-Class A	(1,477,595)	(1,513,683)
Net investment income-Class B	(4,652)	(8,135)
Net investment income-Advisor Class	(89,871)	(86,442)
Net investment income-Institutional Class	(213)	(83)
Net realized gains-Class A	—	—
Net realized gains-Class B	—	—
Net realized gains-Advisor Class	—	—
Net realized gains-Institutional Class	—	—
Total distributions	(1,572,331)	(1,608,343)

Trust Share Transactions
Class A:
Proceeds from shares sold	7,743,172	6,325,441
Reinvestment of distributions	1,233,364	1,257,705
Cost of shares redeemed	(5,005,890)	(5,413,365)
	3,970,646	2,169,781
Class B:
Proceeds from shares sold	2,520	5,141
Reinvestment of distributions	4,501	8,111
Cost of shares redeemed	(274,354)	(35,260)
	(267,333)	(22,008)
Advisor Class:
Proceeds from shares sold	1,300,311	714,314
Reinvestment of distributions	57,196	48,244
Cost of shares redeemed	(531,272)	(1,121,971)
	826,235	(359,413)
Institutional Class:
Proceeds from shares sold	—	5,000
Reinvestment of distributions	213	83
Cost of shares redeemed	—	—
	213	5,083
Net increase (decrease) from trust share transactions	4,529,761	1,793,443
Net increase (decrease) in net assets	2,934,079	1,364,372

Net Assets
Beginning of year	51,657,753	50,293,381
End of year +	$54,591,832	$51,657,753
+ Includes undistributed net investment income of	$100,286	$12,940

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
2016	2015	2016	2015

$1,308,801	$1,329,842	$1,334,743	$1,293,208
84,596	233,926	(388,484)	868
(1,171,943)	(570,251)	(1,102,888)	(423,047)
221,454	993,517	(156,629)	871,029

(1,255,735)	(1,287,517)	(1,323,688)	(1,281,660)
(6,783)	(7,945)	(539)	(1,631)
(30,713)	(18,697)	(3,763)	(3,052)
(246)	(94)	(189)	(75)
(24,435)	—	—	—
(124)	—	—	—
(674)	—	—	—
(5)	—	—	—
(1,318,715)	(1,314,253)	(1,328,179)	(1,286,418)

2,837,597	2,189,180	6,858,494	3,806,360
797,917	780,534	915,943	868,203
(3,239,143)	(4,909,932)	(2,865,833)	(2,218,465)
396,371	(1,940,218)	4,908,604	2,456,098

52,404	8,002	50,600	6,569
5,542	6,492	485	1,252
(144,926)	(34,214)	(15,981)	(79,512)
(86,980)	(19,720)	35,104	(71,691)

401,187	432,793	105,795	41,909
26,359	15,889	2,954	3,027
(52,107)	(169,155)	(16,917)	(60,005)
375,439	279,527	91,832	(15,069)

—	5,000	—	5,000
251	94	189	75
—	—	—	—
251	5,094	189	5,075
685,081	(1,675,317)	5,035,729	2,374,413
(412,180)	(1,996,053)	3,550,921	1,959,024

34,959,569	36,955,622	42,620,505	40,661,481
$34,547,389	$34,959,569	$46,171,426	$42,620,505
$73,886	$58,562	$18,432	$11,868

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	2016	2015
Trust Shares Issued and Redeemed
Class A:
Sold	560,874	460,894
Issued for distributions reinvested	89,544	91,669
Redeemed	(363,084)	(394,678)
Net increase (decrease) in Class A trust shares outstanding	287,334	157,885

Class B:
Sold	183	374
Issued for distributions reinvested	326	594
Redeemed	(19,716)	(2,565)
Net increase (decrease) in Class B trust shares outstanding	(19,207)	(1,597)

Advisor Class:
Sold	94,430	52,218
Issued for distributions reinvested	4,166	3,521
Redeemed	(38,479)	(82,042)
Net increase (decrease) in Advisor Class trust shares outstanding	60,117	(26,303)

Institutional Class:
Sold	—	367
Issued for distributions reinvested	15	6
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	15	373

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
2016	2015	2016	2015

212,869	163,275	516,861	287,095
59,873	58,092	68,932	65,371
(243,192)	(365,834)	(214,124)	(167,154)
29,550	(144,467)	371,669	185,312

3,929	595	4,001	488
418	486	37	94
(10,861)	(2,547)	(1,210)	(6,031)
(6,514)	(1,466)	2,828	(5,449)

29,983	32,056	7,911	3,187
1,978	1,184	223	228
(3,886)	(12,527)	(1,271)	(4,544)
28,075	20,713	6,863	(1,129)

—	375	—	377
19	7	14	6
—	—	—	—
19	382	14	383

Notes to Financial Statements

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. Each Fund is diversified. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon last reported sales prices, market quotations or estimates of value that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Futures contracts are categorized in Level 1. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, municipal bonds are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of December 31, 2016:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:*
Tax Exempt Income	$—	$651,537,181	$—
Tax Exempt Opportunities	—	279,151,297	—
California	—	54,397,862	—
Connecticut	—	34,302,431	—
Massachusetts	—	23,695,626	—
Michigan	—	19,073,495	—
Minnesota	—	20,528,065	—
New Jersey	—	49,108,324	—
New York	—	158,579,085	—
North Carolina	—	24,762,616	—
Ohio	—	21,255,208	—
Oregon	—	54,478,664	—
Pennsylvania	—	34,432,740	—
Virginia	—	45,543,191	—
Investments in Short-Term Tax Exempt Investments:
Tax Exempt Income	$—	$1,500,000	$—
Connecticut	—	450,000	—
New York	—	100,000	—
Investments in Futures Contracts:
Oregon	$4,687	$—	$—

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the year ended December 31, 2016.

Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2016, capital loss carryovers were as follows:

		Year Capital Loss Carryovers Expire	Not Subject to Expiration		Capital Loss Carryovers Utilized*
Fund	Total	2017	Short-Term	Long-Term
Tax Exempt Income	$9,204,358	$—	$8,218,944	$985,414	$43,831
Tax Exempt Opportunities	3,855,805	—	3,422,852	432,953	755,789
California	1,022,400	—	467,730	554,670	31,739
Connecticut	420,602	—	90,756	329,846	40,734
Massachusetts	513,600	—	291,472	222,128	23,798
Michigan	5,445	—	—	5,445	32,497
Minnesota	89,894	—	89,894	—	119,877
New Jersey	411,378	—	—	411,378	87,949
New York	3,379,384	634,149	1,180,638	1,564,597	96,468
North Carolina	285,609	—	42,852	242,757	41,051
Ohio	145,677	—	145,677	—	98,149
Oregon	1,213,396	—	603,407	609,989	8,272
Pennsylvania	—	—	—	—	59,364
Virginia	1,298,724	289,554	508,158	501,012	26,883

*	During the year ended December 31, 2016, the Funds utilized capital loss carryovers in the amounts indicated.

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred since that year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015, or are expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the year ended December 31, 2016, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $20,951 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At December 31, 2016, the Oregon Tax Exempt Fund had an investment in futures contracts; however, none of the other Funds invested in futures contracts during the year ended December 31, 2016.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2016, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the year ended December 31, 2016, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the year ended December 31, 2016, the Funds had no investments in MMD Rate Locks.

For the year ended December 31, 2016, the effect of derivative instruments in the Statements of Operations is as follows:

Fund	Net Unrealized Gain on Futures Contracts
Oregon	$4,623

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”). Institutional Class and Advisor Class shares were made available for sale to the public starting May 1, 2013 and October 1, 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested (effective January 31, 2017, the maximum sales charge was changed from 5.75% to 4.00%) and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges or distribution plan fees associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, credit rating downgrades, state budget deficits, other related financial difficulties and legislative, political and judicial developments.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

4. Security Transactions—For the year ended December 31, 2016, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

Fund	Cost of Purchases	Proceeds of Sales
Tax Exempt Income	$131,235,215	$115,765,707
Tax Exempt Opportunities	159,655,203	137,785,197
California	28,403,333	22,171,039
Connecticut	6,333,562	5,177,478
Massachusetts	6,104,513	3,288,498
Michigan	4,407,928	4,827,320
Minnesota	6,904,567	6,763,727
New Jersey	15,796,241	11,930,319
New York	43,185,811	28,769,193
North Carolina	11,709,289	6,170,033
Ohio	8,909,702	8,345,122
Oregon	24,284,616	18,071,101
Pennsylvania	20,708,281	19,783,274
Virginia	22,082,305	15,529,422

At December 31, 2016, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Tax Exempt Income	$607,373,148	$45,816,083	$152,050	$45,664,033
Tax Exempt Opportunities	260,283,149	19,001,438	133,290	18,868,148
California	50,684,925	3,768,098	55,161	3,712,937
Connecticut	33,149,190	1,666,845	63,604	1,603,241
Massachusetts	21,973,271	1,776,777	54,422	1,722,355
Michigan	17,814,570	1,312,787	53,862	1,258,925
Minnesota	19,539,041	1,070,919	81,895	989,024
New Jersey	46,166,516	3,042,836	101,028	2,941,808
New York	147,799,154	10,985,564	105,633	10,879,931
North Carolina	23,617,712	1,392,072	247,168	1,144,904
Ohio	20,018,044	1,249,564	12,400	1,237,164
Oregon	51,467,399	3,113,787	102,522	3,011,265
Pennsylvania	32,036,539	2,396,201	—	2,396,201
Virginia	43,259,983	2,314,930	31,722	2,283,208

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, Foresters Financial Services, Inc. (“FFS”) and /or its transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the year ended December 31, 2016, total trustees fees accrued by the Funds amounted to $80,315.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2016, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds and .50% for each of the single State Tax Exempt Funds. For the year ended December 31, 2016, advisory fees accrued by the Funds to FIMCO were $8,836,758 of which $973,195 was waived as noted above.

For the year ended December 31, 2016, FFS, as underwriter, received $4,073,288 in commissions from the sale of shares of the Funds after allowing $376,614 to other dealers. Shareholder servicing costs included $719,067 in transfer agent fees accrued to FIS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FFS a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2016, total distribution plan fees accrued to FFS by the Funds amounted to $4,298,540.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2016

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 were as follows:

	Year Ended December 31, 2016
	Distributions Declared from
Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Tax Exempt Income	$26,307,058	$142,708	$—	$26,449,766
Tax Exempt Opportunities	8,891,200	48,815	—	8,940,015
California	1,811,551	4,515	—	1,816,066
Connecticut	1,109,605	5,866	—	1,115,471
Massachusetts	749,674	1,812	—	751,486
Michigan	730,577	3,552	—	734,129
Minnesota	681,186	319	—	681,505
New Jersey	1,609,948	680	—	1,610,628
New York	5,581,106	77,729	—	5,658,835
North Carolina	757,352	550	—	757,902
Ohio	700,185	3,162	—	703,347
Oregon	1,557,828	14,503	—	1,572,331
Pennsylvania	1,274,587	44,128	—	1,318,715
Virginia	1,318,376	9,803	—	1,328,179

	Year Ended December 31, 2015
	Distributions Declared from
Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Tax Exempt Income	$25,960,902	$128,375	$—	$26,089,277
Tax Exempt Opportunities	8,659,101	29,098	—	8,688,199
California	1,683,369	6,053	—	1,689,422
Connecticut	1,096,034	8,810	—	1,104,844
Massachusetts	727,817	220	—	728,037
Michigan	714,110	17,869	—	731,979
Minnesota	726,897	235	—	727,132
New Jersey	1,706,686	295	—	1,706,981
New York	5,445,144	11,332	—	5,456,476
North Carolina	723,671	525	—	724,196
Ohio	667,047	18,940	—	685,987
Oregon	1,600,476	7,867	—	1,608,343
Pennsylvania	1,308,329	5,924	—	1,314,253
Virginia	1,268,447	17,971	—	1,286,418

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Ordinary Income	Undistributed Taxable Ordinary Income	Undistributed Capital Gains	Capital Loss Carryover	Other Accumulated Losses*	Unrealized Appreciation		Total Distributable Earnings**
Tax Exempt Income	$677,557	$—	$—	$(9,204,358)	$(1,481,819)	$45,664,033		$35,655,413
Tax Exempt Opportunities	946,269	—	—	(3,855,805)	(2,031,306)	18,868,148		13,927,306
California	37,791	—	—	(1,022,400)	(444,856)	3,712,937		2,283,472
Connecticut	34,798	—	—	(420,602)	(58,010)	1,603,241		1,159,427
Massachusetts	25,167	—	—	(513,600)	(143,348)	1,722,355		1,090,574
Michigan	46,901	—	—	(5,445)	(46,693)	1,258,925		1,253,688
Minnesota	12,833	—	—	(89,894)	—	989,024		911,963
New Jersey	2,010	—	—	(411,378)	(118,859)	2,941,808		2,413,581
New York	157,387	—	—	(3,379,384)	(769,057)	10,879,931		6,888,877
North Carolina	6,284	—	—	(285,609)	(47,992)	1,144,904		817,587
Ohio	68,728	—	—	(145,677)	(78,574)	1,237,164		1,081,641
Oregon	100,286	—	—	(1,213,396)	(211,153)	3,015,888	+	1,691,625
Pennsylvania	73,886	51,347	—	—	(51,353)	2,396,201		2,470,081
Virginia	18,432	—	—	(1,298,724)	(415,367)	2,283,208		587,549

*	Other accumulated losses consist of late loss deferrals and post-October loss deferrals, which are utilized on the first day of the Funds’ next year.
**	Differences between book distributable earnings and tax distributable earnings consist of primarily of post-October losses and amortization of bond premium and discounts.
+	Includes appreciation of futures contract held in Oregon Fund in the amount of $4,623.

7. Subsequent Events—Subsequent events occurring after December 31, 2016, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

TAX EXEMPT INCOME FUND (a)
Class A
2012	$9.97	$.408		$.304	$.712	$.412	—	$.412	$10.27
2013	10.27	.398		(.719)	(.321)	.389	—	.389	9.56
2014	9.56	.395	(b)	.444	.839	.389	—	.389	10.01
2015	10.01	.392	(b)	(.143)	.249	.389	—	.389	9.87
2016	9.87	.379	(b)	(.360)	.019	.389	—	.389	9.50
Class B
2012	9.95	.358		.294	.652	.342	—	.342	10.26
2013	10.26	.327		(.728)	(.401)	.319	—	.319	9.54
2014	9.54	.320	(b)	.449	.769	.319	—	.319	9.99
2015	9.99	.315	(b)	(.156)	.159	.319	—	.319	9.83
2016	9.83	.302	(b)	(.353)	(.051)	.319	—	.319	9.46
Advisor Class
2013 (c)	10.31	.241		(.753)	(.512)	.258	—	.258	9.54
2014	9.54	.422	(b)	.442	.864	.404	—	.404	10.00
2015	10.00	.421	(b)	(.147)	.274	.414	—	.414	9.86
2016	9.86	.408	(b)	(.354)	.054	.414	—	.414	9.50
Institutional Class
2013 (c)	10.31	.280		(.762)	(.482)	.258	—	.258	9.57
2014	9.57	.437	(b)	.427	.864	.404	—	.404	10.03
2015	10.03	.421	(b)	(.157)	.264	.414	—	.414	9.88
2016	9.88	.410	(b)	(.416)	(.006)	.414	—	.414	9.46

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

7.23%	$723,256	.95%		.96%		3.99%		1.00%		3.94%		10%
(3.18)	640,625	.96		.96		4.01		1.00		3.97		12
8.88	645,294	.95		.95		3.99		1.00		3.94		11
2.53	627,297	.95		.95		3.95		1.00		3.90		11
.14	607,985	.96		.96		3.86		1.00		3.82		18

6.62	1,610	1.65		1.66		3.29		1.70		3.24		10
(3.96)	1,431	1.70		1.70		3.28		1.74		3.24		12
8.14	1,403	1.70		1.70		3.24		1.75		3.19		11
1.62	1,067	1.72		1.72		3.19		1.76		3.15		11
(.58)	1,020	1.73		1.73		3.09		1.77		3.05		18

(4.97)††	1	.81	†	.81	†	4.16	†	.85	†	4.12	†	12
9.17	18,887	.64		.64		4.24		.68		4.20		11
2.80	29,094	.64		.64		4.26		.69		4.21		11
.50	35,947	.65		.65		4.16		.69		4.12		18

(4.68)††	1	.66	†	.66	†	4.31	†	.70	†	4.27	†	12
9.14	5,667	.63		.63		4.36		.67		4.32		11
2.69	7,124	.63		.63		4.25		.67		4.21		11
(.13)	3,762	.64		.64		4.15		.68		4.11		18

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

TAX EXEMPT OPPORTUNITIES FUND (d)
Class A
2012	$16.32	$.541		$.901	$1.442	$.547	$.055	$.602	$17.16
2013	17.16	.539		(1.381)	(.842)	.508	—	.508	15.81
2014	15.81	.552	(b)	1.241	1.793	.533	—	.533	17.07
2015	17.07	.548	(b)	(.032)	.516	.546	—	.546	17.04
2016	17.04	.555	(b)	(.523)	.032	.552	—	.552	16.52
Class B
2012	16.31	.428		.888	1.316	.441	.055	.496	17.13
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77
2014	15.77	.429	(b)	1.238	1.667	.427	—	.427	17.01
2015	17.01	.421(b	)	(.037)	.384	.434	—	.434	16.96
2016	16.96	.428	(b)	(.524)	(.096)	.434	—	.434	16.43
Advisor Class
2013 (c)	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79
2014	15.79	.583	(b)	1.221	1.804	.544	—	.544	17.05
2015	17.05	.579	(b)	(.025)	.554	.564	—	.564	17.04
2016	17.04	.582	(b)	(.532)	.050	.570	—	.570	16.52
Institutional Class
2013 (c)	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84
2014	15.84	.568	(b)	1.246	1.814	.544	—	.544	17.11
2015	17.11	.590	(b)	(.046)	.544	.564	—	.564	17.09
2016	17.09	.609	(b)	(.529)	.080	.570	—	.570	16.60

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

8.92%	$294,784	1.00%		1.00%		3.17%		1.05%		3.12%		90%
(4.97)	258,898	1.01		1.01		3.27		1.06		3.22		84
11.46	265,621	.99		.99		3.31		1.04		3.26		70
3.08	265,258	.99		.99		3.23		1.04		3.18		59
.13	268,466	1.00		1.00		3.24		1.05		3.19		50

8.14	4,220	1.70		1.70		2.47		1.75		2.42		90
(5.65)	2,891	1.73		1.73		2.53		1.78		2.48		84
10.66	2,779	1.72		1.72		2.59		1.77		2.54		70
2.29	2,587	1.73		1.73		2.49		1.78		2.44		59
(.62)	2,231	1.73		1.73		2.51		1.78		2.46		50

(6.78)††	1	.84	†	.84	†	3.44	†	.89	†	3.39	†	84
11.55	3,684	.78		.78		3.46		.83		3.41		70
3.31	4,165	.81		.81		3.41		.86		3.36		59
.23	5,909	.84		.84		3.40		.89		3.35		50

(6.49)††	1	.69	†	.69	†	3.59	†	.74	†	3.54	†	84
11.57	1	.66		.66		3.64		.71		3.59		70
3.24	6	.66		.66		3.56		.71		3.51		59
.41	6	.69		.69		3.55		.74		3.50		50

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2012	$12.37	$.449		$.595	$1.044	$.454	—	$.454	$12.96
2013	12.96	.426	(b)	(.798)	(.372)	.408	—	.408	12.18
2014	12.18	.448	(b)	.831	1.279	.439	—	.439	13.02
2015	13.02	.435	(b)	.007	.442	.442	—	.442	13.02
2016	13.02	.430	(b)	(.428)	.002	.442	—	.442	12.58
Class B
2012	12.37	.362		.589	.951	.371	—	.371	12.95
2013	12.95	.326	(b)	(.791)	(.465)	.325	—	.325	12.16
2014	12.16	.346	(b)	.830	1.176	.356	—	.356	12.98
2015	12.98	.331	(b)	(.002)	.329	.359	—	.359	12.95
2016	12.95	.286	(b)	(.437)	(.151)	.359	—	.359	12.44
Advisor Class
2013 (c)	13.07	.265	(b)	(.905)	(.640)	.270	—	.270	12.16
2014	12.16	.481	(b)	.824	1.305	.465	—	.465	13.00
2015	13.00	.472	(b)	.004	.476	.486	—	.486	12.99
2016	12.99	.470	(b)	(.424)	.046	.486	—	.486	12.55
Institutional Class
2013 (c)	13.07	.311	(b)	(.911)	(.600)	.270	—	.270	12.20
2014	12.20	.456	(b)	.849	1.305	.465	—	.465	13.04
2015	13.04	.459	(b)	(.013)	.446	.486	—	.486	13.00
2016	13.00	.466	(b)	(.430)	.036	.486	—	.486	12.55

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

8.53%	$47,811	1.01%		1.01%		3.49%		1.06%		3.44%		26%
(2.91)	46,231	1.00		1.00		3.41		1.06		3.35		56
10.62	47,909	.99		.99		3.51		1.06		3.44		47
3.46	48,610	.97		.97		3.36		1.05		3.28		76
(.06)	48,658	.95		.95		3.29		1.05		3.19		42

7.75	279	1.71		1.71		2.79		1.76		2.74		26
(3.63)	65	1.75		1.75		2.60		1.81		2.54		56
9.76	22	1.83		1.83		2.73		1.90		2.66		47
2.58	10	1.77		1.77		2.57		1.85		2.49		76
(1.24)	2	2.06		2.06		2.20		2.16		2.10		42

(4.89)††	1	.85	†	.85	†	3.56	†	.91	†	3.50	†	56
10.86	804	.69		.69		3.73		.76		3.66		47
3.74	2,400	.66		.66		3.66		.75		3.57		76
.28	5,851	.62		.62		3.61		.72		3.51		42

(4.58)††	1	.70	†	.70	†	3.71	†	.76	†	3.65	†	56
10.82	1	.67		.67		3.83		.74		3.76		47
3.50	6	.65		.65		3.68		.73		3.60		76
.20	6	.62		.62		3.62		.72		3.52		42

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

CONNECTICUT FUND
Class A
2012	$13.74	$.472		$.423	$.895	$.473	$.092	$.565	$14.07
2013	14.07	.464		(1.041)	(.577)	.463	—	.463	13.03
2014	13.03	.451	(b)	.687	1.138	.458	—	.458	13.71
2015	13.71	.447	(b)	(.115)	.332	.432	—	.432	13.61
2016	13.61	.429	(b)	(.407)	.022	.432	—	.432	13.20
Class B
2012	13.73	.372		.416	.788	.376	.092	.468	14.05
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01
2014	13.01	.352	(b)	.686	1.038	.358	—	.358	13.69
2015	13.69	.348	(b)	(.114)	.234	.324	—	.324	13.60
2016	13.60	.328	(b)	(.404)	(.076)	.324	—	.324	13.20
Advisor Class
2013 (c)	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01
2014	13.01	.363	(b)	.745	1.108	.458	—	.458	13.66
2015	13.66	.437	(b)	(.169)	.268	.438	—	.438	13.49
2016	13.49	.449	(b)	(.391)	.058	.438	—	.438	13.11
Institutional Class
2013 (c)	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06
2014	13.06	.479	(b)	.689	1.168	.458	—	.458	13.77
2015	13.77	.477	(b)	(.139)	.338	.438	—	.438	13.67
2016	13.67	.469	(b)	(.401)	.068	.438	—	.438	13.30

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

6.58%	$35,957	1.00%		1.00%		3.35%		1.05%		3.30%		24%
(4.16)	32,100	1.01		1.01		3.43		1.07		3.37		23
8.83	34,767	.99		.99		3.33		1.06		3.26		19
2.47	34,337	.97		.97		3.29		1.06		3.20		25
.12	34,811	.96		.96		3.15		1.06		3.05		15

5.78	764	1.70		1.70		2.65		1.75		2.60		24
(4.85)	791	1.74		1.74		2.70		1.80		2.64		23
8.05	837	1.72		1.72		2.60		1.79		2.53		19
1.74	651	1.70		1.70		2.56		1.79		2.47		25
(.60)	505	1.70		1.70		2.41		1.80		2.31		15

(5.43)††	1	.87	†	.87	†	3.57	†	.93	†	3.51	†	23
8.61	6	.85		.85		3.47		.92		3.40		19
2.00	11	.83		.83		3.43		.92		3.34		25
.39	119	.70		.70		3.35		.80		3.25		15

(5.07)††	1	.72	†	.72	†	3.72	†	.78	†	3.66	†	23
9.04	1	.68		.68		3.64		.75		3.57		19
2.50	6	.66		.66		3.60		.75		3.51		25
.46	6	.68		.68		3.43		.78		3.33		15

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

MASSACHUSETTS FUND
Class A
2012	$12.08	$.418		$.426	$.844	$.418	$.066	$.484	$12.44
2013	12.44	.392		(.944)	(.552)	.408	—	.408	11.48
2014	11.48	.395	(b)	.699	1.094	.394	—	.394	12.18
2015	12.18	.390	(b)	(.092)	.298	.388	—	.388	12.09
2016	12.09	.401	(b)	(.410)	(.009)	.391	—	.391	11.69
Class B
2012	12.08	.374		.372	.746	.340	.066	.406	12.42
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46
2014	11.46	.309	(b)	.706	1.015	.315	—	.315	12.16
2015	12.16	.305	(b)	(.099)	.206	.306	—	.306	12.06
2016	12.06	.319	(b)	(.410)	(.091)	.309	—	.309	11.66
Advisor Class
2013 (c)	12.47	.243		(.982)	(.739)	.271	—	.271	11.46
2014	11.46	.425	(b)	.703	1.128	.408	—	.408	12.18
2015	12.18	.424	(b)	(.080)	.344	.414	—	.414	12.11
2016	12.11	.431	(b)	(.401)	.030	.420	—	.420	11.72
Institutional Class
2013 (c)	12.47	.275		(.984)	(.709)	.271	—	.271	11.49
2014	11.49	.419	(b)	.709	1.128	.408	—	.408	12.21
2015	12.21	.423	(b)	(.109)	.314	.414	—	.414	12.11
2016	12.11	.440	(b)	(.410)	.030	.420	—	.420	11.72

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

7.05%	$25,802	1.04%		1.04%		3.36%		1.09%		3.31%		44%
(4.49)	22,164	1.07		1.07		3.29		1.13		3.23		52
9.63	22,580	1.08		1.08		3.30		1.15		3.23		11
2.49	21,947	1.05		1.05		3.22		1.13		3.14		14
(.14)	23,111	1.03		1.03		3.31		1.13		3.21		14

6.22	337	1.74		1.74		2.66		1.79		2.61		44
(5.13)	230	1.79		1.79		2.57		1.85		2.51		52
8.93	231	1.79		1.79		2.58		1.86		2.51		11
1.72	197	1.74		1.74		2.53		1.83		2.44		14
(.81)	145	1.71		1.71		2.64		1.81		2.54		14

(5.93)††	1	.91	†	.91	†	3.45	†	.97	†	3.39	†	52
9.95	69	.78		.78		3.51		.85		3.44		11
2.88	283	.76		.76		3.51		.85		3.42		14
.19	920	.73		.73		3.56		.83		3.46		14

(5.69)††	1	.76	†	.76	†	3.60	†	.82	†	3.54	†	52
9.91	1	.75		.75		3.63		.82		3.56		11
2.62	6	.72		.72		3.55		.80		3.47		14
.19	6	.71		.71		3.63		.81		3.53		14

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

MICHIGAN FUND
Class A
2012	$12.45	$.452		$.439	$.891	$.448	$.033	$.481	$12.86
2013	12.86	.451		(1.188)	(.737)	.443	—	.443	11.68
2014	11.68	.448	(b)	.790	1.238	.448	—	.448	12.47
2015	12.47	.458	(b)	(.118)	.340	.450	—	.450	12.36
2016	12.36	.453	(b)	(.393)	.060	.450	—	.450	11.97
Class B
2012	12.43	.362		.445	.807	.364	.033	.397	12.84
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66
2014	11.66	.361	(b)	.773	1.134	.364	—	.364	12.43
2015	12.43	.369	(b)	(.113)	.256	.366	—	.366	12.32
2016	12.32	.365	(b)	(.399)	(.034)	.366	—	.366	11.92
Advisor Class
2013 (c)	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67
2014	11.67	.485	(b)	.831	1.316	.466	—	.466	12.52
2015	12.52	.482	(b)	(.112)	.370	.480	—	.480	12.41
2016	12.41	.489	(b)	(.409)	.080	.480	—	.480	12.01
Institutional Class
2013 (c)	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69
2014	11.69	.451	(b)	.795	1.246	.466	—	.466	12.47
2015	12.47	.478	(b)	(.128)	.350	.480	—	.480	12.34
2016	12.34	.490	(b)	(.400)	.090	.480	—	.480	11.95

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

7.24%	$23,453	1.05%		1.05%		3.54%		1.10%		3.49%		28%
(5.81)	19,867	1.06		1.06		3.69		1.12		3.63		17
10.75	20,149	1.06		1.06		3.68		1.13		3.61		54
2.77	19,798	1.04		1.04		3.69		1.13		3.60		32
.44	19,160	1.04		1.04		3.67		1.14		3.57		22

6.55	259	1.75		1.75		2.84		1.80		2.79		28
(6.47)	201	1.80		1.80		2.95		1.86		2.89		17
9.83	197	1.78		1.78		2.97		1.85		2.90		54
2.09	198	1.75		1.75		2.99		1.84		2.90		32
(.33)	84	1.75		1.75		2.96		1.85		2.86		22

(6.48)††	1	.90	†	.90	†	3.85	†	.96	†	3.79	†	17
11.45	37	.72		.72		3.96		.79		3.89		54
3.01	84	.83		.83		3.88		.92		3.79		32
.68	160	.76		.76		3.97		.86		3.87		22

(6.32)††	1	.75	†	.75	†	4.00	†	.81	†	3.94	†	17
10.81	1	.74		.74		4.00		.81		3.93		54
2.86	6	.72		.72		4.01		.81		3.92		32
.68	6	.74		.74		3.97		.84		3.87		22

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

MINNESOTA FUND
Class A
2012	$12.50	$.429		$.391	$.820	$.440	—	$.440	$12.88
2013	12.88	.416		(.806)	(.390)	.420	—	.420	12.07
2014	12.07	.421	(b)	.439	.860	.420	—	.420	12.51
2015	12.51	.416	(b)	(.179)	.237	.417	—	.417	12.33
2016	12.33	.415	(b)	(.397)	.018	.408	—	.408	11.94
Class B
2012	12.49	.311		.421	.732	.362	—	.362	12.86
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03
2014	12.03	.322	(b)	.440	.762	.342	—	.342	12.45
2015	12.45	.322	(b)	(.177)	.145	.335	—	.335	12.26
2016	12.26	.322	(b)	(.390)	(.068)	.312	—	.312	11.88
Advisor Class
2013 (c)	12.89	.261		(.822)	(.561)	.279	—	.279	12.05
2014	12.05	.447	(b)	.437	.884	.434	—	.434	12.50
2015	12.50	.447	(b)	(.173)	.274	.444	—	.444	12.33
2016	12.33	.448	(b)	(.394)	.054	.444	—	.444	11.94
Institutional Class
2013 (c)	12.89	.287		(.818)	(.531)	.279	—	.279	12.08
2014	12.08	.445	(b)	.439	.884	.434	—	.434	12.53
2015	12.53	.442	(b)	(.188)	.254	.444	—	.444	12.34
2016	12.34	.450	(b)	(.386)	.064	.444	—	.444	11.96

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

6.63%	$24,579	1.03%		1.03%		3.35%		1.08%		3.30%		5%
(3.07)	20,802	1.08		1.08		3.34		1.14		3.28		24
7.20	21,646	1.04		1.04		3.39		1.11		3.32		8
1.93	21,180	1.03		1.03		3.35		1.11		3.27		20
.11	19,381	1.01		1.01		3.37		1.11		3.27		33

5.91	79	1.73		1.73		2.65		1.78		2.60		5
(3.84)	67	1.87		1.87		2.55		1.93		2.49		24
6.39	68	1.83		1.83		2.60		1.90		2.53		8
1.18	69	1.77		1.77		2.61		1.86		2.52		20
(.59)	69	1.76		1.76		2.63		1.86		2.53		33

(4.35)††	1	.93	†	.93	†	3.49	†	.99	†	3.43	†	24
7.42	141	.79		.79		3.59		.86		3.52		8
2.23	252	.76		.76		3.61		.85		3.52		20
.40	577	.74		.74		3.65		.84		3.55		33

(4.12)††	1	.78	†	.78	†	3.64	†	.84	†	3.58	†	24
7.40	1	.73		.73		3.70		.80		3.63		8
2.07	6	.72		.72		3.66		.80		3.58		20
.48	6	.73		.73		3.65		.83		3.55		33

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

NEW JERSEY FUND
Class A
2012	$13.35	$.497		$.366	$.863	$.517	$.026	$.543	$13.67
2013	13.67	.488		(1.067)	(.579)	.491	—	.491	12.60
2014	12.60	.475	(b)	.618	1.093	.473	—	.473	13.22
2015	13.22	.460	(b)	(.181)	.279	.459	—	.459	13.04
2016	13.04	.435	(b)	(.348)	.087	.437	—	.437	12.69
Class B
2012	13.34	.398		.366	.764	.428	.026	.454	13.65
2013	13.65	.403		(1.091)	(.688)	.402	—	.402	12.56
2014	12.56	.371	(b)	.630	1.001	.381	—	.381	13.18
2015	13.18	.355	(b)	(.189)	.166	.366	—	.366	12.98
2016	12.98	.331	(b)	(.336)	(.005)	.345	—	.345	12.63
Advisor Class
2013 (c)	13.73	.293		(1.127)	(.834)	.326	—	.326	12.57
2014	12.57	.506	(b)	.616	1.122	.492	—	.492	13.20
2015	13.20	.497	(b)	(.172)	.325	.495	—	.495	13.03
2016	13.03	.474	(b)	(.345)	.129	.479	—	.479	12.68
Institutional Class
2013 (c)	13.73	.342		(1.126)	(.784)	.326	—	.326	12.62
2014	12.62	.473	(b)	.629	1.102	.492	—	.492	13.23
2015	13.23	.475	(b)	(.197)	.278	.498	—	.498	13.01
2016	13.01	.471	(b)	(.337)	.134	.484	—	.484	12.66

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

6.52%	$56,669	.98%		.98%		3.63%		1.03%		3.58%		24%
(4.31)	48,023	.99		.99		3.72		1.05		3.66		29
8.78	49,263	.97		.97		3.64		1.04		3.57		30
2.16	46,060	.96		.96		3.52		1.05		3.43		48
.61	47,698	.95		.95		3.31		1.05		3.21		25

5.77	813	1.68		1.68		2.93		1.73		2.88		24
(5.11)	645	1.74		1.74		2.96		1.80		2.90		29
8.04	534	1.76		1.76		2.85		1.83		2.78		30
1.29	423	1.76		1.76		2.73		1.84		2.65		48
(.10)	393	1.73		1.73		2.53		1.83		2.43		25

(6.09)††	1	.84	†	.84	†	3.87	†	.90	†	3.81	†	29
9.04	478	.67		.67		3.86		.74		3.79		30
2.52	866	.65		.65		3.81		.74		3.72		48
.93	1,289	.64		.64		3.62		.74		3.52		25

(5.72)††	1	.69	†	.69	†	4.02	†	.75	†	3.96	†	29
8.83	1	.66		.66		3.95		.73		3.88		30
2.16	6	.65		.65		3.83		.74		3.74		48
.97	6	.64		.64		3.62		.74		3.52		25

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

NEW YORK FUND
Class A
2012	$14.82	$.556		$.405	$.961	$.571	—	$.571	$15.21
2013	15.21	.535		(1.101)	(.566)	.524	—	.524	14.12
2014	14.12	.539	(b)	.712	1.251	.531	—	.531	14.84
2015	14.84	.529	(b)	(.127)	.402	.532	—	.532	14.71
2016	14.71	.528	(b)	(.486)	.042	.532	—	.532	14.22
Class B
2012	14.81	.445		.414	.859	.469	—	.469	15.20
2013	15.20	.428		(1.107)	(.679)	.421	—	.421	14.10
2014	14.10	.433	(b)	.714	1.147	.427	—	.427	14.82
2015	14.82	.423	(b)	(.125)	.298	.428	—	.428	14.69
2016	14.69	.424	(b)	(.486)	(.062)	.428	—	.428	14.20
Advisor Class
2013 (c)	15.26	.329		(1.151)	(.822)	.348	—	.348	14.09
2014	14.09	.573	(b)	.697	1.270	.550	—	.550	14.81
2015	14.81	.572	(b)	(.118)	.454	.564	—	.564	14.70
2016	14.70	.572	(b)	(.488)	.084	.564	—	.564	14.22
Institutional Class
2013 (c)	15.26	.384		(1.156)	(.772)	.348	—	.348	14.14
2014	14.14	.554	(b)	.716	1.270	.550	—	.550	14.86
2015	14.86	.557	(b)	(.133)	.424	.564	—	.564	14.72
2016	14.72	.569	(b)	(.495)	.074	.564	—	.564	14.23

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

6.55%	$171,448	.96%		.97%		3.66%		1.02%		3.61%		26%
(3.78)	152,201	.96		.96		3.65		1.02		3.59		45
8.96	149,367	.94		.94		3.69		1.01		3.62		28
2.76	144,162	.93		.93		3.60		1.01		3.52		36
.22	152,145	.92		.92		3.59		1.02		3.49		19

5.84	1,638	1.66		1.67		2.96		1.72		2.91		26
(4.52)	1,335	1.68		1.68		2.92		1.74		2.86		45
8.21	1,307	1.67		1.67		2.96		1.74		2.89		28
2.05	1,183	1.65		1.65		2.88		1.73		2.80		36
(.47)	1,272	1.61		1.61		2.89		1.71		2.79		19

(5.40)††	1	.81	†	.81	†	3.80	†	.87	†	3.74	†	45
9.13	3,581	.64		.64		3.89		.71		3.82		28
3.13	6,304	.62		.62		3.90		.71		3.81		36
.51	7,282	.61		.61		3.89		.71		3.79		19

(5.06)††	1	.66	†	.66	†	3.95	†	.72	†	3.89	†	45
9.09	1	.62		.62		4.01		.69		3.94		28
2.92	6	.61		.61		3.92		.69		3.84		36
.44	6	.60		.60		3.90		.70		3.80		19

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

NORTH CAROLINA FUND
Class A
2012	$14.00	$.503		$.415	$.918	$.518	—	$.518	$14.40
2013	14.40	.504		(1.114)	(.610)	.500	—	.500	13.29
2014	13.29	.501	(b)	.579	1.080	.500	—	.500	13.87
2015	13.87	.496	(b)	(.166)	.330	.500	—	.500	13.70
2016	13.70	.477	(b)	(.498)	(.021)	.479	—	.479	13.20
Class B
2012	14.01	.410		.402	.812	.422	—	.422	14.40
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29
2014	13.29	.402	(b)	.572	.974	.404	—	.404	13.86
2015	13.86	.389	(b)	(.175)	.214	.404	—	.404	13.67
2016	13.67	.374	(b)	(.501)	(.127)	.383	—	.383	13.16
Advisor Class
2013 (c)	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28
2014	13.28	.537	(b)	.570	1.107	.517	—	.517	13.87
2015	13.87	.543	(b)	(.175)	.368	.528	—	.528	13.71
2016	13.71	.510	(b)	(.479)	.031	.511	—	.511	13.23
Institutional Class
2013 (c)	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30
2014	13.30	.511	(b)	.586	1.097	.517	—	.517	13.88
2015	13.88	.517	(b)	(.179)	.338	.528	—	.528	13.69
2016	13.69	.518	(b)	(.497)	.021	.511	—	.511	13.20

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

6.63%	$27,039	1.01%		1.01%		3.51%		1.06%		3.46%		24%
(4.30)	23,349	1.02		1.02		3.64		1.08		3.58		24
8.22	19,672	1.03		1.03		3.64		1.10		3.57		11
2.42	19,983	1.02		1.02		3.60		1.10		3.52		10
(.20)	21,434	1.00		1.00		3.50		1.10		3.40		29

5.84	424	1.71		1.71		2.81		1.76		2.76		24
(4.96)	284	1.75		1.75		2.89		1.81		2.83		24
7.40	113	1.77		1.77		2.93		1.84		2.86		11
1.57	79	1.79		1.79		2.82		1.88		2.73		10
(.98)	66	1.76		1.76		2.75		1.86		2.65		29

(5.42)††	1	.88	†	.88	†	3.78	†	.94	†	3.72	†	24
8.43	370	.72		.72		3.88		.79		3.81		11
2.69	213	.72		.72		3.92		.80		3.84		10
.18	2,374	.71		.71		3.81		.81		3.71		29

(5.28)††	1	.73	†	.73	†	3.93	†	.79	†	3.87	†	24
8.34	1	.72		.72		3.95		.79		3.88		11
2.48	6	.71		.71		3.91		.79		3.83		10
.10	6	.70		.70		3.80		.80		3.70		29

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

OHIO FUND
Class A
2012	$12.68	$.464		$.330	$.794	$.467	$.007	$.474	$13.00
2013	13.00	.449		(.949)	(.500)	.440	—	.440	12.06
2014	12.06	.430	(b)	.765	1.195	.435	—	.435	12.82
2015	12.82	.431	(b)	(.130)	.301	.401	—	.401	12.72
2016	12.72	.417	(b)	(.375)	.042	.412	—	.412	12.35
Class B
2012	12.68	.382		.319	.701	.384	.007	.391	12.99
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04
2014	12.04	.320	(b)	.756	1.076	.346	—	.346	12.77
2015	12.77	.310	(b)	(.127)	.183	.273	—	.273	12.68
2016	12.68	.303	(b)	(.383)	(.080)	.280	—	.280	12.32
Advisor Class
2013 (c)	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04
2014	12.04	.397	(b)	.758	1.155	.435	—	.435	12.76
2015	12.76	.385	(b)	(.235)	.150	.390	—	.390	12.52
2016	12.52	.406	(b)	(.372)	.034	.394	—	.394	12.16
Institutional Class
2013 (c)	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07
2014	12.07	.459	(b)	.756	1.215	.435	—	.435	12.85
2015	12.85	.457	(b)	(.121)	.336	.396	—	.396	12.79
2016	12.79	.454	(b)	(.388)	.066	.406	—	.406	12.45

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

6.32%	$24,132	1.03%		1.03%		3.57%		1.08%		3.52%		28%
(3.92)	21,506	1.04		1.04		3.58		1.10		3.52		69
10.04	22,249	1.03		1.03		3.42		1.10		3.35		81
2.39	21,571	1.01		1.01		3.38		1.10		3.29		29
.28	21,453	1.00		1.00		3.27		1.10		3.17		39

5.57	190	1.73		1.73		2.87		1.78		2.82		28
(4.63)	83	1.82		1.82		2.77		1.88		2.71		69
9.03	79	1.90		1.90		2.56		1.97		2.49		81
1.45	75	1.95		1.95		2.44		2.03		2.36		29
(.68)	74	1.92		1.92		2.34		2.02		2.24		39

(5.59)††	1	.89	†	.89	†	3.73	†	.95	†	3.67	†	69
9.71	1	.89		.89		3.56		.96		3.49		81
1.19	11	.87		.87		3.52		.96		3.43		29
.21	11	.84		.84		3.44		.94		3.34		39

(5.35)††	1	.74	†	.74	†	3.88	†	.80	†	3.82	†	69
10.20	1	.72		.72		3.73		.79		3.66		81
2.65	6	.70		.70		3.69		.79		3.60		29
.46	6	.73		.73		3.54		.83		3.44		39

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

OREGON FUND
Class A
2012	$13.82	$.455		$.439	$.894	$.454	—	$.454	$14.26
2013	14.26	.450		(1.165)	(.715)	.445	—	.445	13.10
2014	13.10	.446	(b)	.729	1.175	.445	—	.445	13.83
2015	13.83	.429	(b)	(.105)	.324	.434	—	.434	13.72
2016	13.72	.425	(b)	(.413)	.012	.402	—	.402	13.33
Class B
2012	13.79	.355		.443	.798	.358	—	.358	14.23
2013	14.23	.345		(1.166)	(.821)	.349	—	.349	13.06
2014	13.06	.339	(b)	.730	1.069	.349	—	.349	13.78
2015	13.78	.318	(b)	(.111)	.207	.337	—	.337	13.65
2016	13.65	.309	(b)	(.389)	(.080)	.300	—	.300	13.27
Advisor Class
2013 (c)	14.33	.276		(1.240)	(.964)	.296	—	.296	13.07
2014	13.07	.481	(b)	.715	1.196	.466	—	.466	13.80
2015	13.80	.471	(b)	(.107)	.364	.474	—	.474	13.69
2016	13.69	.467	(b)	(.401)	.066	.456	—	.456	13.30
Institutional Class
2013 (c)	14.33	.323		(1.237)	(.914)	.296	—	.296	13.12
2014	13.12	.460	(b)	.736	1.196	.466	—	.466	13.85
2015	13.85	.455	(b)	(.118)	.337	.477	—	.477	13.71
2016	13.71	.465	(b)	(.407)	.058	.468	—	.468	13.30

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

6.51%	$53,879	1.00%		1.00%		3.19%		1.05%		3.14%		14%
(5.08)	47,716	1.00		1.00		3.29		1.06		3.23		43
9.06	47,248	.99		.99		3.27		1.06		3.20		25
2.39	49,015	.98		.98		3.13		1.06		3.05		27
.03	51,480	.95		.95		3.08		1.05		2.98		34

5.81	563	1.70		1.70		2.49		1.75		2.44		14
(5.83)	450	1.76		1.76		2.54		1.82		2.48		43
8.25	346	1.77		1.77		2.50		1.84		2.43		25
1.53	321	1.77		1.77		2.33		1.86		2.24		27
(.64)	57	1.75		1.75		2.24		1.85		2.14		34

(6.74)††	1	.84	†	.84	†	3.45	†	.90	†	3.39	†	43
9.24	2,698	.66		.66		3.50		.73		3.43		25
2.69	2,315	.67		.67		3.44		.75		3.36		27
.42	3,048	.64		.64		3.39		.74		3.29		34

(6.39)††	1	.69	†	.69	†	3.60	†	.75	†	3.54	†	43
9.21	1	.66		.66		3.60		.73		3.53		25
2.48	6	.66		.66		3.45		.74		3.37		27
.36	6	.63		.63		3.39		.73		3.29		34

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

PENNSYLVANIA FUND
Class A
2012	$13.33	$.505		$.490	$.995	$.530	$.015	$.545	$13.78
2013	13.78	.496		(1.008)	(.512)	.488	—	.488	12.78
2014	12.78	.495	(b)	.723	1.218	.488	—	.488	13.51
2015	13.51	.496	(b)	(.126)	.370	.490	—	.490	13.39
2016	13.39	.501	(b)	(.405)	.096	.496	.010	.506	12.98
Class B
2012	13.32	.484		.423	.907	.442	.015	.457	13.77
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75
2014	12.75	.383	(b)	.728	1.111	.401	—	.401	13.46
2015	13.46	.385	(b)	(.133)	.252	.402	—	.402	13.31
2016	13.31	.392	(b)	(.400)	(.008)	.402	.010	.412	12.89
Advisor Class
2013 (c)	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77
2014	12.77	.527	(b)	.717	1.244	.504	—	.504	13.51
2015	13.51	.534	(b)	(.127)	.407	.517	—	.517	13.40
2016	13.40	.541	(b)	(.413)	.128	.528	.010	.538	12.99
Institutional Class
2013 (c)	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79
2014	12.79	.496	(b)	.718	1.214	.504	—	.504	13.50
2015	13.50	.523	(b)	(.136)	.387	.517	—	.517	13.37
2016	13.37	.537	(b)	(.409)	.128	.528	.010	.538	12.96

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

7.56%	$40,210	1.01%		1.01%		3.69%		1.06%		3.64%		33%
(3.77)	35,056	1.00		1.00		3.74		1.07		3.67		41
9.65	36,354	.99		.99		3.72		1.06		3.65		40
2.79	34,100	.98		.98		3.69		1.06		3.61		58
.67	33,434	.97		.97		3.75		1.07		3.65		58

6.88	438	1.71		1.71		2.99		1.76		2.94		33
(4.56)	295	1.80		1.80		2.93		1.87		2.86		41
8.79	283	1.82		1.82		2.89		1.89		2.82		40
1.90	261	1.79		1.79		2.88		1.88		2.79		58
(.10)	169	1.78		1.78		2.95		1.88		2.85		58

(5.41)††	1	.85	†	.85	†	3.89	†	.92	†	3.82	†	41
9.86	317	.71		.71		3.93		.78		3.86		40
3.07	592	.69		.69		3.98		.78		3.89		58
.92	939	.66		.66		4.05		.76		3.95		58

(5.26)††	1	.70	†	.70	†	4.04	†	.77	†	3.97	†	41
9.60	1	.68		.68		4.03		.75		3.96		40
2.93	6	.67		.67		4.00		.75		3.92		58
.92	6	.66		.66		4.06		.76		3.96		58

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year

VIRGINIA FUND
Class A
2012	$13.40	$.453		$.332	$.785	$.465	—	$.465	$13.72
2013	13.72	.438		(1.030)	(.592)	.438	—	.438	12.69
2014	12.69	.434	(b)	.724	1.158	.438	—	.438	13.41
2015	13.41	.419	(b)	(.142)	.277	.417	—	.417	13.27
2016	13.27	.398	(b)	(.422)	(.024)	.396	—	.396	12.85
Class B
2012	13.37	.374		.309	.683	.373	—	.373	13.68
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65
2014	12.65	.322	(b)	.714	1.036	.346	—	.346	13.34
2015	13.34	.298	(b)	(.153)	.145	.305	—	.305	13.18
2016	13.18	.238	(b)	(.424)	(.186)	.264	—	.264	12.73
Advisor Class
2013 (c)	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66
2014	12.66	.450	(b)	.702	1.152	.442	—	.442	13.37
2015	13.37	.432	(b)	(.138)	.294	.424	—	.424	13.24
2016	13.24	.405	(b)	(.421)	(.016)	.404	—	.404	12.82
Institutional Class
2013 (c)	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72
2014	12.72	.441	(b)	.721	1.162	.442	—	.442	13.44
2015	13.44	.442	(b)	(.148)	.294	.424	—	.424	13.31
2016	13.31	.436	(b)	(.422)	.014	.404	—	.404	12.92

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized
††	Not annualized
(a)	Prior to September 4, 2012, known as Tax Exempt Fund.
(b)	Based on average shares outstanding during the period noted.
(c)	For the period May 1, 2013 (inception of share class) to December 31, 2013.
(d)	Prior to September 4, 2012, known as Tax Exempt Fund II.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)
		Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

5.92%	$41,169	1.01%		1.01%		3.32%		1.06%		3.27%		19%
(4.38)	39,638	1.00		1.00		3.32		1.06		3.26		38
9.23	40,448	.99		.99		3.29		1.06		3.22		38
2.11	42,491	.97		.97		3.16		1.05		3.08		26
(.24)	45,922	.94		.94		2.99		1.04		2.89		35

5.15	288	1.71		1.71		2.62		1.76		2.57		19
(5.06)	153	1.77		1.77		2.54		1.83		2.48		38
8.26	108	1.83		1.83		2.45		1.90		2.38		38
1.11	34	1.93		1.93		2.26		2.01		2.18		26
(1.46)	69	2.14		2.14		1.79		2.24		1.69		35

(6.03)††	1	.85	†	.85	†	3.47	†	.91	†	3.41	†	38
9.21	105	.80		.80		3.40		.87		3.33		38
2.24	89	.87		.87		3.26		.96		3.17		26
(.18)	174	.86		.86		3.05		.96		2.95		35

(5.59)††	1	.70	†	.70	†	3.62	†	.76	†	3.56	†	38
9.23	1	.67		.67		3.61		.74		3.54		38
2.24	6	.65		.65		3.48		.73		3.40		26
.05	6	.67		.67		3.26		.77		3.16		35

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2016, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 27, 2017

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees and Officers*

Name, Year of Birth and Address	Position(s) Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
DISINTERESTED TRUSTEES
Susan E. Artmann (1954) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 11/1/12	50	None

Principal Occupation During Past 5 Years:

Retired. Executive Vice President and Chief Financial Officer of HSBC Insurance North America (2012-2013); Executive Vice President and President (2008-2011) of HSBC Taxpayer Financial Services.

Mary J. Barneby (1952) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 11/1/12	50	None

Principal Occupation During Past 5 Years:

Chief Executive Officer, Girl Scouts of Connecticut (since October 2012); Executive Director of UBS Financial Services, Inc. and Head of Stamford Private Wealth Office (2002-2012).

Charles R. Barton, III (1965) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 1/1/06	50	None

Principal Occupation During Past 5 Years:

Chief Operating Officer (since 2007), Board Director (since 1989, currently Ex-Officio) and Trustee (since 1994) of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); President of Noe Pierson Corporation (land holding and management services provider) (since 2004).

Arthur M. Scutro, Jr. (1941) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee and Chairman	Trustee since 1/1/06 and Chairman since 1/1/13	50	None
Principal Occupation During Past 5 Years: None/Retired

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees and Officers* (continued)

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
DISINTERESTED TRUSTEES (continued)
Mark R. Ward (1952) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 1/1/10	50	None
Principal Occupation During Past 5 Years: Self-employed, consultant (since 2008).

*	Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
OFFICER(S) WHO ARE NOT TRUSTEES
William Lipkus (1964) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	President	Since 2014	N/A	None

Principal Occupation During Past 5 Years:

Chief Executive Officer, President and Director (since 2012), Treasurer (1999-2013), Chief Financial Officer (1997-2013) and Chief Administrative Officer (2012-2014) of Foresters Financial Holding Company, Inc.; Director (since 2007), Chairman (since 2012), Chief Administrative Officer (2012-2014) and Chief Financial Officer (1998-2013) of Foresters Investment Management Company, Inc.; Director (since 2011), Chairman (since 2012), Chief Financial Officer (1998-2013), Treasurer (1999-2013) and Chief Administrative Officer (2012-2014) of Foresters Financial Services, Inc.; Chairman (since 2012), Director (since 2007), Chief Administrative Officer (2012-2014) and Treasurer and Chief Financial Officer (1998-2013) of Foresters Investor Services, Inc.; Director and Chairman (2012-2016), Vice President (1996-2014), Treasurer and Chief Financial Officer (1996-2013) and Chief Administrative Officer (2012-2014) of Foresters Life Insurance and Annuity Company; Board of Managers and Chairman (since 2012) and Chief Financial Officer (2012-2013) of Foresters Investors Advisory Services, LLC; and Director (since 2015) of Foresters Equity Services, Inc.; Chairman and Director (since 2016) of Foresters Asset Management, Inc.; Chairman and Director (since 2016) of Foresters Financial Investment Management Company of Canada, Inc.

Joseph I. Benedek (1957) c/o Foresters Investment Management Company, Inc. Raritan Plaza I Edison, NJ 08837	Treasurer	Since 1988	N/A	None
Principal Occupation During Past 5 Years: Treasurer of Foresters Investment Management Company, Inc.
Mary Carty (1950) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Secretary	Since 2010	N/A	None

Principal Occupation During Past 5 Years:

General Counsel of Foresters Investment Management Company, Inc. and various affiliated companies since December 2012; Assistant Counsel of Foresters Investment Management Company, Inc., (2010-2012).

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees and Officers* (continued)

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
OFFICER(S) WHO ARE NOT TRUSTEES (continued)
Marc S. Milgram (1957) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Chief Compliance Officer	Since 2010	N/A	None
Principal Occupation During Past 5 Years: Chief Compliance Officer of Foresters Investment Management Company, Inc. and of the First Investors Funds (since 2010).

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser

Foresters Investment Management Company, Inc.

40 Wall Street
New York, NY 10005

Underwriter

Foresters Financial Services, Inc.

40 Wall Street
New York, NY 10005

Custodian

The Bank of New York Mellon

225 Liberty Street
New York, NY 10286

Transfer Agent

Foresters Investor Services, Inc.

Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public

Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street
Philadelphia, PA 19103

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state and that the municipal securities held by a fund may be difficult to sell at a favorable time or place during periods of stress. To the extent a fund uses derivatives, it will have riskes associated with such use. You should consult the Funds’ prospectus for a precise explanation of the risks associated with your fund.

NOTES

Item 2. Code of Ethics

As of December 31, 2016, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. There were no revisions made to the code of ethics during the year January 1, 2016 through December 31, 2016.

For the year ended December 31, 2016, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

During the reporting period the Registrant's Board determined that it had at least one "audit committee financial expert" serving on its audit committee. Arthur M. Scutro, Jr. and Mark R. Ward were the "audit committee financial experts" during all or part of the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fiscal Year Ended December 31,
2016	2015

(a) Audit Fees

First Investors Tax Exempt Funds	$184,300	$179,250

(b) Audit-Related Fees

First Investors Tax Exempt Funds	$0	$0

(c) Tax Fees

First Investors Tax Exempt Funds	$61,600	$60,600

 Nature of services: tax returns preparation and tax compliance

(d) All Other Fees

First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the First Investors Funds (“Funds”) and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors’ specific representations as to their independence; (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor; and (c) to pre-approve all non-audit services to be provided by the Funds’ independent auditor to the Funds’ investment adviser or to any entity that controls, is controlled by or is under common control with the Funds’ investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has not adopted pre-approval policies or procedures to permit the services in (b) and (c) above to be pre-approved by other means.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2016 and 2015 were $177,650 and $169,000, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

  Not applicable

Item 6. Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

 Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

 Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

  Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 27, 2017